STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD COVERED CALL INCOME FUND

The table below sets forth the diversification of the Steward Covered Call Income Fund investments by Industry.

Industry Diversification	Percent*
Software	8.0%
Interactive Media & Services	7.0
IT Services	6.7
Semiconductors & Semiconductor Equipment	5.6
Banks	5.2
Technology Hardware, Storage & Peripherals	4.9
Hotels, Restaurants & Leisure	3.8
Health Care Equipment & Supplies	3.8
Internet & Direct Marketing Retail	3.6
Capital Markets	3.2
Electric Utilities	3.2
Biotechnology	3.0
Aerospace & Defense	2.8
Beverages	2.7
Household Products	2.5
Automobiles	2.5
Specialty Retail	2.4
Oil, Gas & Consumable Fuels	2.3
Food & Staples Retailing	2.2
Industrial Conglomerates	2.1
Diversified Financial Services	2.0
Diversified Telecommunication Services	2.0
Industry Diversification	Percent*
Entertainment	2.0%
Chemicals	1.9
Media	1.6
Consumer Finance	1.4
Electrical Equipment	1.3
Insurance	1.3
Communications Equipment	1.2
Textiles, Apparel & Luxury Goods	1.2
Road & Rail	1.1
Equity Real Estate Investment Trusts	1.1
Money Market Fund	1.1
Food Products	1.0
Air Freight & Logistics	1.0
Pharmaceuticals	0.9
Wireless Telecommunication Services	0.9
Machinery	0.7
Health Care Providers & Services	0.7
Multiline Retail	0.6
Total Investments	102.5%

*	Percentages indicated are based on net assets as of July 31, 2021.
See notes to Schedules of Portfolio Investments.
0

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
COMMON STOCKS (101.4%)
AEROSPACE & DEFENSE (2.8%)
Boeing Co. (The)(a)	800	$181,184
General Dynamics Corp.	1,900	372,457
Lockheed Martin Corp.	600	223,002
Raytheon Technologies Corp.	3,199	278,153
		1,054,796
AIR FREIGHT & LOGISTICS (1.0%)
FedEx Corp.	600	167,970
United Parcel Service, Inc., Class B	1,100	210,496
		378,466
AUTOMOBILES (2.5%)
Ford Motor Co.(a)	8,500	118,575
General Motors Co.(a)	3,400	193,256
Tesla, Inc.(a)	900	618,480
		930,311
BANKS (5.2%)
Bank of America Corp.	11,600	444,976
Citigroup, Inc.	4,000	270,480
JPMorgan Chase & Co.	4,500	683,010
U.S. Bancorp	4,900	272,146
Wells Fargo & Co.	6,100	280,234
		1,950,846
BEVERAGES (2.7%)
Coca-Cola Co. (The)	8,500	484,755
PepsiCo, Inc.	3,400	533,630
		1,018,385
BIOTECHNOLOGY (3.0%)
AbbVie, Inc.	3,300	383,790
Amgen, Inc.	1,400	338,156
Biogen, Inc.(a)	500	163,365
Gilead Sciences, Inc.	3,400	232,186
		1,117,497
CAPITAL MARKETS (3.2%)
Bank of New York Mellon Corp. (The)	3,600	184,788
BlackRock, Inc.	400	346,868
Goldman Sachs Group, Inc. (The)	900	337,392
Morgan Stanley	3,500	335,930
		1,204,978
CHEMICALS (1.9%)
Dow, Inc.	3,400	211,344
	Shares	Value
DuPont de Nemours, Inc.	2,200	$165,110
Linde PLC	1,100	338,129
		714,583
COMMUNICATIONS EQUIPMENT (1.2%)
Cisco Systems, Inc.	8,300	459,571
CONSUMER FINANCE (1.4%)
American Express Co.	1,600	272,848
Capital One Financial Corp.	1,600	258,720
		531,568
DIVERSIFIED FINANCIAL SERVICES (2.0%)
Berkshire Hathaway, Inc., Class B(a)	2,700	751,383
DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
AT&T, Inc.	12,500	350,625
Verizon Communications, Inc.	7,000	390,460
		741,085
ELECTRIC UTILITIES (3.2%)
Duke Energy Corp.	2,600	273,286
Exelon Corp.	4,600	215,280
NextEra Energy, Inc.	5,000	389,500
Southern Co. (The)	5,100	325,737
		1,203,803
ELECTRICAL EQUIPMENT (1.3%)
Emerson Electric Co.	4,600	464,094
ENTERTAINMENT (2.0%)
Netflix, Inc.(a)	600	310,542
Walt Disney Co. (The)(a)	2,400	422,448
		732,990
EQUITY REAL ESTATE INVESTMENT TRUSTS (1.1%)
American Tower Corp.	1,000	282,800
Simon Property Group, Inc.	1,100	139,172
		421,972
FOOD & STAPLES RETAILING (2.2%)
Costco Wholesale Corp.	900	386,748
Walgreens Boots Alliance, Inc.	2,000	94,300
Walmart, Inc.	2,400	342,120
		823,168

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
FOOD PRODUCTS (1.0%)
Kraft Heinz Co. (The)	3,000	$115,410
Mondelez International, Inc., Class A	4,100	259,366
		374,776
HEALTH CARE EQUIPMENT & SUPPLIES (3.8%)
Abbott Laboratories	3,200	387,136
Danaher Corp.	1,600	475,984
Medtronic PLC	4,200	551,502
		1,414,622
HEALTH CARE PROVIDERS & SERVICES (0.7%)
CVS Health Corp.	2,900	238,844
HOTELS, RESTAURANTS & LEISURE (3.8%)
Booking Holdings, Inc.(a)	200	435,652
McDonald's Corp.	2,000	485,420
Starbucks Corp.	3,900	473,577
		1,394,649
HOUSEHOLD PRODUCTS (2.5%)
Colgate-Palmolive Co.	3,400	270,300
Procter & Gamble Co. (The)	4,500	640,035
		910,335
INDUSTRIAL CONGLOMERATES (2.1%)
3M Co.	1,600	316,704
Honeywell International, Inc.	2,000	467,580
		784,284
INSURANCE (1.3%)
American International Group, Inc.	3,800	179,930
MetLife, Inc.	5,000	288,500
		468,430
INTERACTIVE MEDIA & SERVICES (7.0%)
Alphabet, Inc., Class A†(a)	400	1,077,812
Alphabet, Inc., Class C†(a)	200	540,884
Facebook, Inc., Class A(a)	2,800	997,640
		2,616,336
INTERNET & DIRECT MARKETING RETAIL (3.6%)
Amazon.com, Inc.(a)	400	1,331,036
IT SERVICES (6.7%)
Accenture PLC, Class A	1,700	540,056
International Business Machines Corp.	2,000	281,920
	Shares	Value
Mastercard, Inc., Class A	1,300	$501,722
PayPal Holdings, Inc.(a)	1,500	413,295
Visa, Inc., Class A	3,100	763,809
		2,500,802
MACHINERY (0.7%)
Caterpillar, Inc.	1,300	268,775
MEDIA (1.6%)
Charter Communications, Inc., Class A(a)	300	223,215
Comcast Corp., Class A	6,400	376,512
		599,727
MULTILINE RETAIL (0.6%)
Target Corp.	900	234,945
OIL, GAS & CONSUMABLE FUELS (2.3%)
Chevron Corp.	2,900	295,249
ConocoPhillips	3,000	168,180
Exxon Mobil Corp.	7,100	408,747
		872,176
PHARMACEUTICALS (0.9%)
Eli Lilly and Co.	1,300	316,550
ROAD & RAIL (1.1%)
Union Pacific Corp.	1,900	415,644
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.6%)
Broadcom, Inc.	900	436,860
Intel Corp.	6,500	349,180
NVIDIA Corp.†	2,000	389,980
QUALCOMM, Inc.	2,100	314,580
Texas Instruments, Inc.	3,100	590,922
		2,081,522
SOFTWARE (8.0%)
Adobe, Inc.(a)	1,000	621,630
Microsoft Corp.	6,000	1,709,460
Oracle Corp.	2,800	243,992
salesforce.com, Inc.(a)	1,600	387,088
		2,962,170
SPECIALTY RETAIL (2.4%)
Home Depot, Inc. (The)	1,700	557,923
Lowe’s Cos., Inc.	1,800	346,842
		904,765

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.9%)
Apple, Inc.	12,500	$1,823,250
TEXTILES, APPAREL & LUXURY GOODS (1.2%)
NIKE, Inc., Class B	2,600	435,526
WIRELESS TELECOMMUNICATION SERVICES (0.9%)
T-Mobile U.S., Inc.(a)	2,400	345,648
TOTAL COMMON STOCKS (COST $34,068,136)		37,794,308
MONEY MARKET FUND (1.1%)
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(b)	407,650	407,650
TOTAL MONEY MARKET FUND (COST $407,650)		407,650
TOTAL INVESTMENTS (COST $34,475,786) 102.5%		38,201,958

Value
WRITTEN CALL OPTIONS -2.5% (PREMIUMS RECEIVED $(603,592))	$(918,704)
LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%	(25,835)
NET ASSETS 100.0%	$37,257,419
Securities in this Fund are pledged as collateral for call options written.

†	Security is not pledged as collateral for call options written.
(a)	Represents non-income producing security.
(b)	7-day current yield as of July 31, 2021 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of July 31, 2021 were as follows:
Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
3M Co.	Call	10	$(210,000)	$210.00	10/15/21	$(2,025)
Abbott Laboratories	Call	25	(287,500)	115.00	8/20/21	(16,450)
AbbVie, Inc.	Call	25	(287,500)	115.00	9/17/21	(10,250)
Accenture PLC, Class A	Call	15	(435,000)	290.00	8/20/21	(41,040)
Adobe, Inc.	Call	7	(448,000)	640.00	10/15/21	(14,770)
Amazon.com, Inc.	Call	3	(1,020,000)	3,400.00	8/20/21	(14,205)
American Express Co.	Call	12	(222,000)	185.00	10/15/21	(3,480)
American International Group, Inc.	Call	30	(150,000)	50.00	9/17/21	(3,330)
American Tower Corp.	Call	7	(210,000)	300.00	10/15/21	(2,660)
Amgen, Inc.	Call	10	(250,000)	250.00	9/17/21	(3,575)
Apple, Inc.	Call	115	(1,552,500)	135.00	8/20/21	(129,087)
AT&T, Inc.	Call	100	(300,000)	30.00	10/15/21	(2,500)
Bank of America Corp.	Call	100	(390,000)	39.00	9/17/21	(10,550)
Bank of New York Mellon Corp. (The)	Call	30	(150,000)	50.00	8/20/21	(5,610)
Berkshire Hathaway, Inc., Class B	Call	25	(725,000)	290.00	9/17/21	(7,000)
Biogen, Inc.	Call	3	(112,500)	375.00	10/15/21	(2,490)
BlackRock, Inc.	Call	2	(180,000)	900.00	9/17/21	(2,240)
Boeing Co. (The)	Call	5	(115,000)	230.00	10/15/21	(6,145)
Booking Holdings, Inc.	Call	1	(245,000)	2,450.00	9/17/21	(1,850)
Broadcom, Inc.	Call	5	(250,000)	500.00	9/17/21	(6,100)
Capital One Financial Corp.	Call	10	(170,000)	170.00	9/17/21	(3,525)
Caterpillar, Inc.	Call	10	(240,000)	240.00	10/15/21	(1,410)
Charter Communications, Inc., Class A	Call	2	(148,000)	740.00	9/17/21	(5,040)
Chevron Corp.	Call	25	(262,500)	105.00	11/19/21	(10,000)
Cisco Systems, Inc.	Call	75	(412,500)	55.00	8/20/21	(12,000)
Citigroup, Inc.	Call	35	(253,750)	72.50	11/19/21	(7,385)
Coca-Cola Co. (The)	Call	80	(440,000)	55.00	8/20/21	(17,440)
Colgate-Palmolive Co.	Call	30	(247,500)	82.50	8/20/21	(750)
Comcast Corp., Class A	Call	60	(360,000)	60.00	10/15/21	(9,840)
ConocoPhillips	Call	25	(150,000)	60.00	11/19/21	(6,950)
Costco Wholesale Corp.	Call	6	(240,000)	400.00	8/20/21	(18,036)
CVS Health Corp.	Call	20	(170,000)	85.00	8/20/21	(1,880)
Danaher Corp.	Call	10	(280,000)	280.00	8/20/21	(20,000)
Dow, Inc.	Call	30	(195,000)	65.00	9/17/21	(3,540)
Duke Energy Corp.	Call	20	(210,000)	105.00	10/15/21	(5,800)
DuPont de Nemours, Inc.	Call	20	(165,000)	82.50	10/15/21	(2,280)
Eli Lilly & Co.	Call	10	(230,000)	230.00	8/20/21	(16,660)
Emerson Electric Co.	Call	40	(390,000)	97.50	9/17/21	(20,400)
Exelon Corp.	Call	40	(184,000)	46.00	10/15/21	(7,900)
Exxon Mobil Corp.	Call	65	(406,250)	62.50	10/15/21	(6,890)
Facebook, Inc., Class A	Call	25	(900,000)	360.00	9/17/21	(28,375)
FedEx Corp.	Call	5	(155,000)	310.00	10/15/21	(2,280)
Ford Motor Co.	Call	75	(127,500)	17.00	10/15/21	(1,875)
General Dynamics Corp.	Call	15	(292,500)	195.00	8/20/21	(6,000)
General Motors Co.	Call	30	(180,000)	60.00	10/15/21	(7,080)
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Gilead Sciences, Inc.	Call	30	$(217,500)	$72.50	11/19/21	$(5,220)
Goldman Sachs Group, Inc. (The)	Call	5	(195,000)	390.00	9/17/21	(3,500)
Home Depot, Inc. (The)	Call	15	(487,500)	325.00	8/20/21	(13,350)
Honeywell International, Inc.	Call	15	(345,000)	230.00	9/17/21	(12,750)
Intel Corp.	Call	60	(345,000)	57.50	11/19/21	(9,840)
International Business Machines Corp.	Call	15	(217,500)	145.00	10/15/21	(3,690)
JPMorgan Chase & Co.	Call	40	(660,000)	165.00	10/15/21	(6,840)
Kraft Heinz Co. (The)	Call	30	(127,500)	42.50	10/15/21	(960)
Linde PLC	Call	5	(155,000)	310.00	10/15/21	(4,700)
Lockheed Martin Corp.	Call	3	(117,000)	390.00	9/17/21	(699)
Lowe’s Cos., Inc.	Call	15	(300,000)	200.00	8/20/21	(4,215)
Mastercard, Inc., Class A	Call	10	(385,000)	385.00	8/20/21	(9,200)
McDonald's Corp.	Call	15	(360,000)	240.00	8/20/21	(7,425)
Medtronic PLC	Call	35	(455,000)	130.00	8/20/21	(10,325)
MetLife, Inc.	Call	45	(270,000)	60.00	10/15/21	(7,920)
Microsoft Corp.	Call	50	(1,450,000)	290.00	9/17/21	(25,500)
Mondelez International, Inc., Class A	Call	35	(227,500)	65.00	9/17/21	(1,925)
Morgan Stanley	Call	30	(285,000)	95.00	9/17/21	(12,450)
Netflix, Inc.	Call	3	(165,000)	550.00	10/15/21	(3,345)
NextEra Energy, Inc.	Call	45	(348,750)	77.50	9/17/21	(10,350)
NIKE, Inc., Class B	Call	20	(280,000)	140.00	10/15/21	(56,750)
Oracle Corp.	Call	25	(206,250)	82.50	9/17/21	(15,925)
PayPal Holdings, Inc.	Call	10	(320,000)	320.00	9/17/21	(1,100)
PepsiCo, Inc.	Call	30	(450,000)	150.00	8/20/21	(21,900)
Procter & Gamble Co. (The)	Call	40	(560,000)	140.00	10/15/21	(21,400)
QUALCOMM, Inc.	Call	15	(225,000)	150.00	9/17/21	(7,875)
Raytheon Technologies Corp.	Call	25	(225,000)	90.00	11/19/21	(7,625)
salesforce.com, Inc.	Call	10	(240,000)	240.00	8/20/21	(6,275)
Simon Property Group, Inc.	Call	10	(1,000)	1.00	10/15/21	(4,300)
Southern Co. (The)	Call	45	(292,500)	65.00	11/19/21	(7,763)
Starbucks Corp.	Call	35	(420,000)	120.00	9/17/21	(14,350)
Target Corp.	Call	7	(189,000)	270.00	9/17/21	(4,200)
Tesla, Inc.	Call	5	(350,000)	700.00	8/20/21	(12,000)
Texas Instruments, Inc.	Call	25	(500,000)	200.00	11/19/21	(14,812)
T-Mobile U.S., Inc.	Call	17	(246,500)	145.00	8/20/21	(3,587)
U.S. Bancorp	Call	40	(240,000)	60.00	9/17/21	(2,160)
Union Pacific Corp.	Call	10	(230,000)	230.00	10/15/21	(3,350)
United Parcel Service, Inc., Class B	Call	10	(200,000)	200.00	9/17/21	(2,290)
Verizon Communications, Inc.	Call	60	(345,000)	57.50	10/15/21	(4,140)
Visa, Inc., Class A	Call	30	(720,000)	240.00	8/20/21	(24,600)
Walgreens Boots Alliance, Inc.	Call	15	(75,000)	50.00	10/15/21	(1,545)
Walmart, Inc.	Call	20	(290,000)	145.00	9/17/21	(5,320)
Walt Disney Co. (The)	Call	20	(370,000)	185.00	8/20/21	(3,540)
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Wells Fargo & Co.	Call	50	$(237,500)	$47.50	10/15/21	$(9,000)
Total (Premiums received $603,592)						$(918,704)

*	Notional amount is expressed as the number of contracts multiplied by the strike price multiplied by 100.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	59.2%
Canada	14.4
United Kingdom	5.3
Japan	4.4
India	2.8
Taiwan	2.3
Germany	2.0
Ireland (Republic of)	2.0
Switzerland	1.6
Republic of Korea (South)	1.5
Mexico	1.3
Philippines	1.3
Belgium	1.0
Brazil	0.9
Total Investments	100.0%

*	Percentages indicated are based on net assets as of July 31, 2021.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (98.6%)
AEROSPACE & DEFENSE (0.9%)
General Dynamics Corp.	17,500	$3,430,525
AIR FREIGHT & LOGISTICS (1.5%)
C.H. Robinson Worldwide, Inc.	62,540	5,576,692
AUTO COMPONENTS (1.1%)
BorgWarner, Inc.	84,810	4,153,994
BANKS (9.5%)
Bank of Nova Scotia (The)	71,680	4,475,699
Canadian Imperial Bank of Commerce	45,920	5,337,741
Huntington Bancshares, Inc.	235,610	3,317,389
Royal Bank of Canada	47,060	4,759,648
Shinhan Financial Group Co. Ltd., ADR	160,900	5,423,939
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	742,120	5,001,889
Toronto-Dominion Bank (The)	91,020	6,048,279
		34,364,584
BEVERAGES (3.3%)
Coca-Cola Femsa SAB de CV, Class F, Sponsored ADR	82,820	4,685,127
PepsiCo, Inc.	45,870	7,199,297
		11,884,424
BIOTECHNOLOGY (1.8%)
Amgen, Inc.	27,110	6,548,149
CAPITAL MARKETS (1.4%)
Nomura Holdings, Inc., Sponsored ADR	1,043,250	5,195,385
CHEMICALS (1.2%)
Air Products and Chemicals, Inc.	14,690	4,275,231
COMMUNICATIONS EQUIPMENT (1.8%)
Cisco Systems, Inc.	115,690	6,405,755
DIVERSIFIED FINANCIAL SERVICES (1.6%)
ORIX Corp., Sponsored ADR	66,360	5,833,708
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
TELUS Corp.	301,320	6,689,304
ELECTRIC UTILITIES (1.6%)
Fortis, Inc.	130,080	5,897,827
EQUITY REAL ESTATE INVESTMENT TRUSTS (2.0%)
Medical Properties Trust, Inc.	151,700	3,190,251
Physicians Realty Trust	214,940	4,073,113
		7,263,364
	Shares	Value
FOOD & STAPLES RETAILING (0.9%)
Cia Brasileira de Distribuicao, ADR	528,350	$3,196,518
FOOD PRODUCTS (1.9%)
General Mills, Inc.	52,930	3,115,460
Kellogg Co.	57,020	3,612,787
		6,728,247
HEALTH CARE EQUIPMENT & SUPPLIES (3.8%)
Abbott Laboratories	54,450	6,587,361
Medtronic PLC	54,690	7,181,344
		13,768,705
HEALTH CARE PROVIDERS & SERVICES (3.9%)
Cardinal Health, Inc.	114,380	6,791,884
Quest Diagnostics, Inc.	51,610	7,318,298
		14,110,182
HOTELS, RESTAURANTS & LEISURE (2.5%)
McDonald's Corp.	37,030	8,987,551
HOUSEHOLD DURABLES (5.2%)
Garmin Ltd.	36,960	5,810,112
KB Home	159,040	6,749,657
Leggett & Platt, Inc.	61,020	2,930,791
Whirlpool Corp.	15,190	3,365,193
		18,855,753
INDUSTRIAL CONGLOMERATES (1.3%)
3M Co.	22,970	4,546,682
IT SERVICES (6.1%)
Amdocs Ltd.	60,840	4,691,372
Infosys Ltd., Sponsored ADR	457,980	10,130,518
Paychex, Inc.	62,730	7,139,929
		21,961,819
MACHINERY (3.1%)
Cummins, Inc.	28,530	6,621,813
Snap-on, Inc.	21,840	4,760,683
		11,382,496
MEDIA (5.6%)
Nexstar Media Group, Inc., Class A	31,290	4,601,820
Omnicom Group, Inc.	55,410	4,034,956
Pearson PLC, Sponsored ADR	499,000	6,067,840
ViacomCBS, Inc., Class B	134,790	5,516,955
		20,221,571

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
METALS & MINING (3.1%)
Kirkland Lake Gold Ltd.	171,810	$7,343,159
Yamana Gold, Inc.	860,540	3,863,825
		11,206,984
OIL, GAS & CONSUMABLE FUELS (1.9%)
Euronav N.V.	428,420	3,705,833
TC Energy Corp.	65,800	3,206,434
		6,912,267
PERSONAL PRODUCTS (1.6%)
Unilever PLC, Sponsored ADR	97,780	5,625,283
PHARMACEUTICALS (2.9%)
Eli Lilly and Co.	42,940	10,455,890
PROFESSIONAL SERVICES (2.1%)
RELX PLC, Sponsored ADR	258,300	7,653,429
ROAD & RAIL (1.3%)
Canadian National Railway Co.	42,380	4,603,739
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (10.8%)
Analog Devices, Inc.	43,540	7,289,467
Intel Corp.	107,820	5,792,091
KLA Corp.	12,990	4,522,598
Silicon Motion Technology Corp. ADR	57,880	4,340,421
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	70,620	8,237,117
Texas Instruments, Inc.	47,860	9,123,073
		39,304,767
SOFTWARE (3.5%)
Oracle Corp.	63,560	5,538,618
SAP SE, Sponsored ADR	50,730	7,290,916
		12,829,534
	Shares	Value
SPECIALTY RETAIL (2.3%)
Best Buy Co., Inc.	25,930	$2,913,236
Home Depot, Inc. (The)	16,350	5,365,906
		8,279,142
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.0%)
HP, Inc.	227,720	6,574,276
NetApp, Inc.	100,790	8,021,876
		14,596,152
WIRELESS TELECOMMUNICATION SERVICES (1.3%)
PLDT, Inc., ADR	189,170	4,630,882
TOTAL COMMON STOCKS (COST $286,688,726)		357,376,535
MONEY MARKET FUND (1.4%)
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(a)	5,260,125	5,260,125
TOTAL MONEY MARKET FUND (COST $5,260,125)		5,260,125
TOTAL INVESTMENTS (COST $291,948,851) 100.0%		362,636,660
LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%		(28,615)
NET ASSETS 100.0%		$362,608,045

(a)	7-day current yield as of July 31, 2021 is disclosed.

ADR — American Depositary Receipt
PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
Canada	28.0%
United Kingdom	13.8
United States	11.2
Netherlands	8.4
Taiwan	6.2
Japan	5.5
Brazil	4.0
Switzerland	3.5
India	3.0
Germany	2.8
Australia	2.3
France	1.7
Mexico	1.4
Republic of Korea (South)	1.4
Spain	1.3
Ireland (Republic of)	1.0
China	0.7
Denmark	0.6
Sweden	0.5
Finland	0.5
Chile	0.4
Italy	0.4
Norway	0.3
Jersey	0.3
South Africa	0.3
Indonesia	0.2
Colombia	0.1
Total Investments	99.8%

*	Percentages indicated are based on net assets as of July 31, 2021.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (96.6%)
AIR FREIGHT & LOGISTICS (0.2%)
ZTO Express Cayman, Inc., ADR	13,630	$368,828
AIRLINES (0.2%)
Ryanair Holdings PLC, Sponsored ADR(a)	3,358	366,156
AUTO COMPONENTS (0.4%)
Magna International, Inc., ADR	8,970	751,955
AUTOMOBILES (2.6%)
Ferrari N.V.	5,200	1,135,108
Honda Motor Co. Ltd., Sponsored ADR	46,470	1,491,687
NIO, Inc., ADR(a)	20,440	913,259
Stellantis N.V.	54,910	1,052,625
Tata Motors Ltd., Sponsored ADR(a)	7,760	152,717
		4,745,396
BANKS (16.0%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR(a)	130,110	828,801
Banco de Chile, ADR	9,259	168,884
Banco Santander Chile, ADR	5,574	108,916
Banco Santander SA, Sponsored ADR(a)	310,085	1,138,012
Bank of Montreal	17,520	1,746,744
Bank of Nova Scotia (The)	32,910	2,054,900
Barclays PLC, Sponsored ADR	81,079	793,764
Canadian Imperial Bank of Commerce	13,580	1,578,539
Credicorp Ltd.(a)	2,317	233,924
HDFC Bank Ltd., ADR	22,220	1,568,065
HSBC Holdings PLC, Sponsored ADR	95,741	2,639,579
ICICI Bank Ltd., Sponsored ADR	42,770	795,094
ING Groep N.V., Sponsored ADR	86,940	1,112,832
KB Financial Group, Inc., ADR	15,270	676,308
Lloyds Banking Group PLC, ADR	305,785	761,405
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	297,360	1,578,982
Mizuho Financial Group, Inc., ADR	239,140	686,332
Natwest Group PLC, Sponsored ADR	33,078	184,906
Royal Bank of Canada	41,540	4,201,356
Shinhan Financial Group Co. Ltd., ADR	18,690	630,040
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	173,710	1,170,805
Toronto-Dominion Bank (The)	47,740	3,172,323
Westpac Banking Corp., Sponsored ADR	87,615	1,570,061
		29,400,572
BEVERAGES (0.6%)
Fomento Economico Mexicano SAB de CV, Sponsored ADR	11,920	1,041,450
	Shares	Value
BIOTECHNOLOGY (1.4%)
Argenx SE, ADR(a)	2,430	$739,765
BeiGene Ltd., ADR(a)	1,130	357,747
Genmab A/S, Sponsored ADR(a)	26,240	1,182,374
Zai Lab Ltd. ADR(a)	1,680	242,945
		2,522,831
CAPITAL MARKETS (2.8%)
Brookfield Asset Management, Inc., Class A	35,831	1,934,507
Credit Suisse Group, Sponsored ADR	52,549	528,117
Deutsche Bank AG(a)	47,520	594,475
Nomura Holdings, Inc., Sponsored ADR	75,430	375,641
UBS Group AG	98,870	1,629,378
		5,062,118
CHEMICALS (0.6%)
Nutrien Ltd.	16,033	952,360
Sasol Ltd., Sponsored ADR(a)	6,490	96,961
		1,049,321
COMMERCIAL SERVICES & SUPPLIES (1.3%)
Waste Connections, Inc.	19,530	2,474,256
COMMUNICATIONS EQUIPMENT (1.0%)
Nokia Oyj, Sponsored ADR(a)	135,440	823,475
Telefonaktiebolaget LM Ericsson, Sponsored ADR	84,460	973,824
		1,797,299
CONSTRUCTION MATERIALS (1.0%)
CEMEX SAB de CV, Sponsored ADR(a)	55,045	447,516
CRH PLC, Sponsored ADR	21,000	1,047,690
James Hardie Industries PLC, Sponsored ADR	12,070	407,483
		1,902,689
DIVERSIFIED CONSUMER SERVICES (0.1%)
New Oriental Education & Technology Group Inc., Sponsored ADR(a)	26,400	57,288
TAL Education Group, ADR(a)	6,580	39,941
		97,229
DIVERSIFIED FINANCIAL SERVICES (0.3%)
ORIX Corp., Sponsored ADR	6,750	593,393
DIVERSIFIED TELECOMMUNICATION SERVICES (3.6%)
BCE, Inc.	44,775	2,234,720
Chunghwa Telecom Co. Ltd., Sponsored ADR	32,355	1,341,438
Orange SA, Sponsored ADR	66,020	736,123
Telefonica SA, Sponsored ADR(a)	105,580	484,612

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Telkom Indonesia Persero Tbk PT, ADR	15,950	$356,483
TELUS Corp.	66,420	1,474,524
		6,627,900
ELECTRIC UTILITIES (0.9%)
Enel Americas SA, ADR	37,710	257,936
Enel Chile SA, ADR	14,260	37,076
Fortis, Inc.	28,940	1,312,140
		1,607,152
ELECTRICAL EQUIPMENT (1.1%)
ABB Ltd., Sponsored ADR	57,070	2,089,903
ENTERTAINMENT (1.1%)
Bilibili, Inc., Sponsored ADR(a)	3,930	336,329
NetEase, Inc., ADR	17,045	1,742,170
		2,078,499
FOOD PRODUCTS (0.1%)
BRF SA, ADR(a)	30,790	150,255
HEALTH CARE EQUIPMENT & SUPPLIES (2.1%)
Alcon, Inc.	20,900	1,521,520
Koninklijke Philips N.V., Sponsored NYS	34,215	1,575,258
Smith & Nephew PLC, Sponsored ADR	19,530	799,363
		3,896,141
HEALTH CARE PROVIDERS & SERVICES (0.3%)
Fresenius Medical Care AG & Co. KGaA, ADR	16,210	637,377
HOTELS, RESTAURANTS & LEISURE (0.7%)
Huazhu Group Ltd. ADR(a)	2,960	133,141
InterContinental Hotels Group PLC, ADR(a)	5,063	334,462
Restaurant Brands International, Inc.	10,765	734,065
		1,201,668
HOUSEHOLD DURABLES (1.8%)
Sony Corp., Sponsored ADR	31,480	3,283,364
INSURANCE (2.3%)
Aegon N.V., Sponsored NYS	33,435	140,761
Brookfield Asset Management Reinsurance Partners Ltd., Class A(a)	242	13,116
China Life Insurance Co. Ltd., ADR	76,810	640,596
Manulife Financial Corp.	57,000	1,101,810
Prudential PLC, ADR	32,230	1,208,303
Sun Life Financial, Inc.	22,390	1,164,952
		4,269,538
INTERACTIVE MEDIA & SERVICES (0.4%)
Baidu, Inc., Sponsored ADR(a)	4,983	817,262
	Shares	Value
INTERNET & DIRECT MARKETING RETAIL (6.0%)
Alibaba Group Holding Ltd., Sponsored ADR(a)	38,010	$7,419,172
JD.com, Inc., ADR(a)	36,190	2,565,147
Pinduoduo, Inc., ADR(a)	5,960	545,996
Trip.com Group Ltd., ADR(a)	12,080	313,234
Vipshop Holdings Ltd., ADR(a)	9,010	149,836
		10,993,385
IT SERVICES (4.3%)
CGI, Inc.(a)	10,190	926,577
GDS Holdings Ltd., ADR(a)	3,430	202,233
Infosys Ltd., Sponsored ADR	79,710	1,763,185
Pagseguro Digital Ltd., Class A(a)	6,150	340,956
Shopify, Inc., Class A(a)	2,580	3,869,819
StoneCo Ltd., Class A(a)	5,940	349,510
Wipro Ltd., ADR	56,023	466,671
		7,918,951
LIFE SCIENCES TOOLS & SERVICES (0.4%)
QIAGEN N.V.(a)	15,624	824,791
MACHINERY (0.2%)
CNH Industrial N.V.	24,760	416,958
MEDIA (0.9%)
Grupo Televisa SAB, Sponsored ADR	13,510	183,060
Pearson PLC, Sponsored ADR	27,360	332,698
Shaw Communications, Inc., Class B	23,550	687,189
WPP PLC, Sponsored ADR	7,400	478,780
		1,681,727
METALS & MINING (8.4%)
Agnico-Eagle Mines Ltd.	7,710	498,683
AngloGold Ashanti Ltd., Sponsored ADR	7,390	148,169
ArcelorMittal SA, Sponsored NYS	13,533	476,903
Barrick Gold Corp., ADR	53,503	1,164,760
BHP Group Ltd., Sponsored ADR	34,630	2,720,533
BHP Group PLC, ADR	23,760	1,551,290
Franco Nevada Corp.	7,000	1,119,370
Gold Fields Ltd., Sponsored ADR	12,570	123,437
Kinross Gold Corp.	28,810	188,994
Kirkland Lake Gold Ltd.	9,120	389,789
POSCO, Sponsored ADR	11,810	932,872
Rio Tinto PLC, Sponsored ADR	24,732	2,134,619
Sibanye Stillwater Ltd., ADR	6,250	108,500
Southern Copper Corp.	3,133	205,650
Teck Resources Ltd., Class B	7,643	174,566

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Vale SA, Sponsored ADR	134,930	$2,836,229
Wheaton Precious Metals Corp.	14,840	684,866
		15,459,230
MULTI-UTILITIES (1.4%)
Algonquin Power & Utilities Corp.	41,230	658,443
National Grid PLC, Sponsored ADR	28,829	1,854,281
		2,512,724
OIL, GAS & CONSUMABLE FUELS (9.1%)
BP PLC, Sponsored ADR	74,972	1,812,823
Cameco Corp.	9,660	171,948
Canadian Natural Resources, Ltd.	25,030	826,491
Cenovus Energy, Inc.	16,630	138,694
China Petroleum & Chemical Corp., ADR	7,466	341,346
Ecopetrol SA, Sponsored ADR	6,810	92,003
Enbridge, Inc.	58,780	2,312,993
Eni S.p.A., Sponsored ADR	29,610	695,835
Equinor ASA, Sponsored ADR	28,377	555,054
Imperial Oil Ltd.	4,170	114,175
Pembina Pipeline Corp.	11,860	391,973
PetroChina Co. Ltd., ADR	7,210	301,666
Petroleo Brasileiro SA, Sponsored ADR	68,420	730,042
Royal Dutch Shell PLC, Class A, Sponsored ADR	46,865	1,903,656
Royal Dutch Shell PLC, Class B, Sponsored ADR	39,830	1,575,277
Suncor Energy, Inc.	34,248	672,288
TC Energy Corp.	30,200	1,471,646
TOTAL SE, Sponsored ADR	56,140	2,449,388
Ultrapar Participacoes SA, Sponsored ADR	29,720	101,642
		16,658,940
PAPER & FOREST PRODUCTS (0.1%)
Suzano SA, Sponsored ADR(a)	16,060	167,506
PERSONAL PRODUCTS (2.7%)
Natura & Co. Holding SA, ADR(a)	19,230	394,984
Unilever PLC, Sponsored ADR	78,124	4,494,474
		4,889,458
PHARMACEUTICALS (0.6%)
Bausch Health Cos., Inc.(a)	13,218	386,627
Dr. Reddy's Laboratories Ltd., ADR	11,210	701,185
		1,087,812
PROFESSIONAL SERVICES (1.8%)
RELX PLC, Sponsored ADR	65,353	1,936,409
Thomson Reuters Corp.	12,454	1,320,000
		3,256,409
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
KE Holdings, Inc.(a)	3,540	$77,845
ROAD & RAIL (2.3%)
Canadian National Railway Co.	23,660	2,570,186
Canadian Pacific Railway, Ltd.	22,530	1,674,429
		4,244,615
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (10.0%)
ASE Industrial Holding Co. Ltd., ADR	49,515	439,198
ASML Holding N.V., Sponsored NYS	9,807	7,519,419
STMicroelectronics N.V., Sponsored NYS	23,240	959,115
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	72,600	8,468,064
United Microelectronics Corp., Sponsored ADR	97,750	1,029,308
		18,415,104
SOFTWARE (2.7%)
Open Text Corp.	19,470	1,010,688
SAP SE, Sponsored ADR	27,260	3,917,807
		4,928,495
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.9%)
Canon, Inc., Sponsored ADR	36,780	848,882
Logitech International SA	6,560	715,368
		1,564,250
TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Gildan Activewear, Inc.	4,680	161,413
WIRELESS TELECOMMUNICATION SERVICES (1.8%)
America Movil SAB de CV, Class L, Sponsored ADR	57,610	959,207
Rogers Communications, Inc., Class B	17,680	902,210
SK Telecom Co. Ltd., Sponsored ADR	11,030	320,642
Vodafone Group PLC, Sponsored ADR	64,729	1,057,025
		3,239,084
TOTAL COMMON STOCKS (COST $149,577,261)		177,331,249
MASTER LIMITED PARTNERSHIPS (0.4%)
MULTI-UTILITIES (0.4%)
Brookfield Infrastructure Partners LP	12,350	667,888
TOTAL MASTER LIMITED PARTNERSHIPS (COST $595,346)		667,888
MONEY MARKET FUND (1.1%)
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(b)	1,942,353	1,942,353
TOTAL MONEY MARKET FUND (COST $1,942,353)		1,942,353

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
PREFERRED STOCKS (1.7%)
BANKS (1.2%)
Banco Bradesco SA, ADR (a)	199,171	$930,128
Bancolombia SA, Sponsored ADR, 0.86%(c)	2,360	67,142
Itau Unibanco Holding SA, Sponsored ADR, 0.58%(c)	197,327	1,138,577
		2,135,847
CHEMICALS (0.1%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR, 1.99%(c)	4,990	237,025
METALS & MINING (0.0%)
Gerdau SA, Sponsored ADR, 5.03%(c)	7,250	42,993
OIL, GAS & CONSUMABLE FUELS (0.4%)
Petroleo Brasileiro SA, Sponsored ADR, 2.84%(c)	76,930	789,302
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
Brookfield Property Preferred LP(a)	449	11,199
TOTAL PREFERRED STOCKS (COST $3,215,751)		3,216,366
	Shares	Value
TOTAL INVESTMENTS (COST $155,330,711) 99.8%		$183,157,856
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		352,526
NET ASSETS 100.0%		$183,510,382

(a)	Represents non-income producing security.
(b)	7-day current yield as of July 31, 2021 is disclosed.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
LP — Limited Partnership
NYS — New York Shares
PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Software	10.9%
Semiconductors & Semiconductor Equipment	8.6
Health Care Equipment & Supplies	6.1
Interactive Media & Services	5.3
Technology Hardware, Storage & Peripherals	4.7
Banks	4.4
IT Services	4.0
Internet & Direct Marketing Retail	4.0
Capital Markets	3.5
Insurance	2.9
Health Care Providers & Services	2.4
Oil, Gas & Consumable Fuels	2.1
Life Sciences Tools & Services	2.0
Chemicals	2.0
Hotels, Restaurants & Leisure	2.0
Automobiles	2.0
Specialty Retail	1.9
Equity Real Estate Investment Trusts	1.7
Entertainment	1.6
Media	1.5
Pharmaceuticals	1.5
Food & Staples Retailing	1.2
Aerospace & Defense	1.2
Food Products	1.2
Electric Utilities	1.2
Beverages	1.2
Diversified Financial Services	1.1
Biotechnology	1.1
Household Products	1.1
Machinery	1.0
Road & Rail	1.0
Diversified Telecommunication Services	1.0
Electrical Equipment	1.0
Money Market Fund	1.0
Industry Diversification	Percent*
Communications Equipment	0.9%
Commercial Services & Supplies	0.9
Electronic Equipment, Instruments & Components	0.8
Multi-Utilities	0.7
Multiline Retail	0.7
Consumer Finance	0.6
Trading Companies & Distributors	0.6
Distributors	0.6
Industrial Conglomerates	0.6
Textiles, Apparel & Luxury Goods	0.5
Professional Services	0.5
Household Durables	0.4
Air Freight & Logistics	0.4
Building Products	0.4
Metals & Mining	0.4
Containers & Packaging	0.4
Energy Equipment & Services	0.2
Airlines	0.2
Wireless Telecommunication Services	0.2
Auto Components	0.1
Real Estate Management & Development	0.1
Health Care Technology	0.1
Water Utilities	0.1
Personal Products	0.1
Construction Materials	0.1
Independent Power and Renewable Electricity Producers	0.0
Gas Utilities	0.0
Construction & Engineering	0.0
Leisure Products	0.0
Total Investments	100.0%

*	Percentages indicated are based on net assets as of July 31, 2021.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.0%)
AEROSPACE & DEFENSE (1.2%)
Boeing Co. (The)(a)	3,584	$811,704
General Dynamics Corp.	2,514	492,819
Howmet Aerospace, Inc.(a)	7,173	235,418
Huntington Ingalls Industries, Inc.	1,382	283,490
L3Harris Technologies, Inc.	1,628	369,133
Lockheed Martin Corp.	1,759	653,767
Northrop Grumman Corp.	1,047	380,082
Raytheon Technologies Corp.	12,201	1,060,877
Teledyne Technologies, Inc.(a)	251	113,645
Textron, Inc.	5,370	370,584
TransDigm Group, Inc.(a)	288	184,634
		4,956,153
AIR FREIGHT & LOGISTICS (0.4%)
C.H. Robinson Worldwide, Inc.	1,190	106,113
Expeditors International of Washington, Inc.	1,540	197,505
FedEx Corp.	1,536	430,003
United Parcel Service, Inc., Class B	5,120	979,763
		1,713,384
AIRLINES (0.2%)
Alaska Air Group, Inc.(a)	620	35,979
American Airlines Group, Inc.(a)	7,840	159,779
Delta Air Lines, Inc.(a)	4,770	190,323
Southwest Airlines Co.(a)	4,040	204,101
United Airlines Holdings, Inc.(a)	1,020	47,654
		637,836
AUTO COMPONENTS (0.1%)
Aptiv PLC(a)	1,680	280,308
BorgWarner, Inc.	6,420	314,452
		594,760
AUTOMOBILES (2.0%)
Ford Motor Co.(a)	95,990	1,339,061
General Motors Co.(a)	16,310	927,060
Tesla, Inc.(a)	8,780	6,033,616
		8,299,737
BANKS (4.4%)
Bank of America Corp.	62,659	2,403,599
Citigroup, Inc.	18,490	1,250,294
Citizens Financial Group, Inc.	11,000	463,760
Comerica, Inc.	5,200	357,032
Fifth Third Bancorp	16,450	596,971
First Republic Bank	1,200	234,024
	Shares	Value
Huntington Bancshares, Inc.	24,180	$340,454
JPMorgan Chase & Co.	21,394	3,247,181
KeyCorp	30,430	598,254
M&T Bank Corp.	2,450	327,933
People's United Financial, Inc.	27,500	431,750
PNC Financial Services Group, Inc. (The)	3,804	693,888
Regions Financial Corp.	31,732	610,841
SVB Financial Group(a)	5,327	2,929,637
Truist Financial Corp.	14,077	766,211
U.S. Bancorp	13,160	730,906
Wells Fargo & Co.	37,828	1,737,818
Zions Bancorp	7,120	371,308
		18,091,861
BEVERAGES (1.2%)
Coca-Cola Co. (The)	32,520	1,854,616
Monster Beverage Corp.(a)	16,750	1,579,860
PepsiCo, Inc.	10,901	1,710,912
		5,145,388
BIOTECHNOLOGY (1.1%)
AbbVie, Inc.	15,200	1,767,760
Amgen, Inc.	5,358	1,294,171
Biogen, Inc.(a)	1,374	448,927
Gilead Sciences, Inc.	13,440	917,818
Incyte Corp.(a)	3,970	307,079
		4,735,755
BUILDING PRODUCTS (0.4%)
A.O. Smith Corp.	1,680	118,154
Allegion PLC	563	76,906
Carrier Global Corp.	6,396	353,379
Fortune Brands Home & Security, Inc.	880	85,774
Johnson Controls International PLC	6,251	446,446
Masco Corp.	3,130	186,892
Trane Technologies PLC	1,780	362,426
		1,629,977
CAPITAL MARKETS (3.5%)
Ameriprise Financial, Inc.	876	225,623
Bank of New York Mellon Corp. (The)	14,771	758,195
BlackRock, Inc.	1,006	872,373
Cboe Global Markets, Inc.	1,050	124,394
Charles Schwab Corp. (The)	10,990	746,770
CME Group, Inc.	2,710	574,872
Franklin Resources, Inc.	12,930	382,082
Goldman Sachs Group, Inc. (The)	3,302	1,237,854
Intercontinental Exchange, Inc.	4,465	535,041

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Invesco Ltd.	27,140	$661,673
MarketAxess Holdings, Inc.	2,610	1,240,194
Moody's Corp.	1,248	469,248
Morgan Stanley	13,216	1,268,472
MSCI, Inc.	3,802	2,265,840
Nasdaq, Inc.	1,070	199,801
Northern Trust Corp.	1,600	180,560
Raymond James Financial, Inc.	2,380	308,162
S&P Global, Inc.	4,075	1,747,034
State Street Corp.	5,597	487,723
T. Rowe Price Group, Inc.	1,790	365,446
		14,651,357
CHEMICALS (2.0%)
Air Products and Chemicals, Inc.	1,513	440,329
Albemarle Corp.	10,280	2,118,091
Celanese Corp.	820	127,732
CF Industries Holdings, Inc.	2,020	95,445
Corteva, Inc.	10,555	451,543
Dow, Inc.	5,102	317,140
DuPont de Nemours, Inc.	4,385	329,094
Eastman Chemical Co.	700	78,904
Ecolab, Inc.	1,746	385,569
FMC Corp.	11,540	1,234,203
International Flavors & Fragrances, Inc.	1,660	250,063
Linde PLC	3,583	1,101,378
LyondellBasell Industries N.V., Class A	1,470	146,015
Mosaic Co. (The)	12,220	381,631
PPG Industries, Inc.	1,918	313,631
Sherwin-Williams Co. (The)	1,843	536,368
		8,307,136
COMMERCIAL SERVICES & SUPPLIES (0.9%)
Cintas Corp.	504	198,667
Copart, Inc.(a)	10,090	1,483,230
Republic Services, Inc.	2,056	243,348
Rollins, Inc.	34,605	1,326,410
Waste Management, Inc.	3,260	483,327
		3,734,982
COMMUNICATIONS EQUIPMENT (0.9%)
Arista Networks, Inc.(a)	3,941	1,499,117
Cisco Systems, Inc.	32,750	1,813,367
F5 Networks, Inc.(a)	410	84,669
Juniper Networks, Inc.	6,190	174,187
Motorola Solutions, Inc.	1,151	257,732
		3,829,072
	Shares	Value
CONSTRUCTION & ENGINEERING (0.0%)
Quanta Services, Inc.	540	$49,086
CONSTRUCTION MATERIALS (0.1%)
Martin Marietta Materials, Inc.	466	169,298
Vulcan Materials Co.	1,143	205,728
		375,026
CONSUMER FINANCE (0.6%)
American Express Co.	4,840	825,365
Capital One Financial Corp.	6,518	1,053,960
Discover Financial Services	1,980	246,154
Synchrony Financial	7,600	357,352
		2,482,831
CONTAINERS & PACKAGING (0.4%)
Avery Dennison Corp.	980	206,466
Ball Corp.	3,430	277,418
International Paper Co.	6,990	403,742
Packaging Corp. of America	1,070	151,405
Sealed Air Corp.	1,390	78,883
Westrock Co.	9,869	485,654
		1,603,568
DISTRIBUTORS (0.6%)
Genuine Parts Co.	900	114,228
LKQ Corp.(a)	6,880	349,160
Pool Corp.	4,430	2,116,743
		2,580,131
DIVERSIFIED FINANCIAL SERVICES (1.1%)
Berkshire Hathaway, Inc., Class B(a)	15,857	4,412,845
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
AT&T, Inc.	65,420	1,835,031
Lumen Technologies, Inc.	58,549	730,106
Verizon Communications, Inc.	30,990	1,728,622
		4,293,759
ELECTRIC UTILITIES (1.2%)
Alliant Energy Corp.	2,090	122,328
American Electric Power Co., Inc.	3,850	339,262
Duke Energy Corp.	6,084	639,489
Edison International	3,610	196,745
Entergy Corp.	150	15,438
Evergy, Inc.	2,440	159,137
Eversource Energy	2,840	245,007
Exelon Corp.	13,889	650,005

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
FirstEnergy Corp.	5,119	$196,160
NextEra Energy, Inc.	15,126	1,178,315
NRG Energy, Inc.	2,260	93,202
Pinnacle West Capital Corp.	1,260	105,273
PPL Corp.	7,780	220,719
Southern Co. (The)	8,750	558,863
Xcel Energy, Inc.	5,620	383,565
		5,103,508
ELECTRICAL EQUIPMENT (1.0%)
AMETEK, Inc.	1,880	261,414
Eaton Corp. PLC	2,970	469,408
Emerson Electric Co.	4,840	488,308
Generac Holdings, Inc.(a)	6,730	2,822,293
Rockwell Automation, Inc.	826	253,929
		4,295,352
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.8%)
Amphenol Corp., Class A	5,510	399,420
CDW Corp.	880	161,348
Corning, Inc.	7,180	300,555
IPG Photonics Corp.(a)	190	41,450
Keysight Technologies, Inc.(a)	1,470	241,888
TE Connectivity Ltd.	2,270	334,757
Trimble, Inc.(a)	17,810	1,522,755
Zebra Technologies Corp., Class A(a)	370	204,418
		3,206,591
ENERGY EQUIPMENT & SERVICES (0.2%)
Baker Hughes Co.	6,719	142,712
Halliburton Co.	5,740	118,703
NOV, Inc.(a)	5,216	72,033
Schlumberger N.V.	9,404	271,117
		604,565
ENTERTAINMENT (1.6%)
Activision Blizzard, Inc.	5,990	500,884
Electronic Arts, Inc.	2,470	355,581
Live Nation, Inc.(a)	1,030	81,257
Netflix, Inc.(a)	6,500	3,364,205
Walt Disney Co. (The)(a)	12,440	2,189,689
		6,491,616
EQUITY REAL ESTATE INVESTMENT TRUSTS (1.7%)
Alexandria Real Estate Equities, Inc.	910	183,219
American Tower Corp.	3,009	850,945
AvalonBay Communities, Inc.	839	191,149
	Shares	Value
Boston Properties, Inc.	260	$30,519
Crown Castle International Corp.	3,020	583,132
Digital Realty Trust, Inc.	2,050	316,028
Duke Realty Corp.	5,140	261,523
Equinix, Inc.	613	502,911
Equity Residential	2,580	217,055
Essex Property Trust, Inc.	287	94,165
Extra Space Storage, Inc.	980	170,657
Healthpeak Properties, Inc.	8,580	317,203
Host Hotels & Resorts, Inc.(a)	12,433	198,058
Iron Mountain, Inc.	3,019	132,111
Kimco Realty Corp.	10,690	228,018
Mid-America Apartment Communities, Inc.	630	121,653
Prologis, Inc.	5,352	685,270
Public Storage	1,226	383,100
Realty Income Corp.	2,450	172,211
Regency Centers Corp.	750	49,058
SBA Communications Corp.	721	245,854
Simon Property Group, Inc.	1,940	245,449
UDR, Inc.	2,330	128,127
Ventas, Inc.	2,350	140,483
Vornado Realty Trust	825	35,888
Welltower, Inc.	2,540	220,624
Weyerhaeuser Co.	6,589	222,247
		6,926,657
FOOD & STAPLES RETAILING (1.2%)
Costco Wholesale Corp.	3,346	1,437,843
Kroger Co. (The)	21,760	885,632
Sysco Corp.	3,580	265,636
Walgreens Boots Alliance, Inc.	15,790	744,499
Walmart, Inc.	11,340	1,616,517
		4,950,127
FOOD PRODUCTS (1.2%)
Archer-Daniels-Midland Co.	13,810	824,733
Campbell Soup Co.	3,350	146,462
Conagra Brands, Inc.	6,220	208,308
General Mills, Inc.	7,690	452,634
Hershey Co. (The)	1,430	255,798
Hormel Foods Corp.	6,330	293,585
J.M. Smucker Co. (The)	2,280	298,931
Kellogg Co.	4,000	253,440
Kraft Heinz Co. (The)	14,296	549,967
Lamb Weston Holdings, Inc.	1,000	66,770
McCormick & Co., Inc.	2,640	222,209

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Mondelez International, Inc., Class A	13,170	$833,134
Tyson Foods, Inc., Class A	7,820	558,817
		4,964,788
GAS UTILITIES (0.0%)
Atmos Energy Corp.	1,350	133,097
HEALTH CARE EQUIPMENT & SUPPLIES (6.1%)
Abbott Laboratories	14,232	1,721,787
ABIOMED, Inc.(a)	5,113	1,672,667
Align Technology, Inc.(a)	4,667	3,247,299
Baxter International, Inc.	5,890	455,591
Becton Dickinson and Co.	2,496	638,352
Boston Scientific Corp.(a)	15,327	698,911
Cooper Cos., Inc. (The)	610	257,280
Danaher Corp.	5,590	1,662,969
DENTSPLY SIRONA, Inc.	2,670	176,327
DexCom, Inc.(a)	5,320	2,742,513
Edwards Lifesciences Corp.(a)	5,891	661,383
Hologic, Inc.(a)	2,870	215,365
IDEXX Laboratories, Inc.(a)	4,300	2,917,679
Intuitive Surgical, Inc.(a)	939	930,981
Medtronic PLC	11,113	1,459,248
ResMed, Inc.	6,040	1,641,672
STERIS PLC	1,120	244,104
Stryker Corp.	2,914	789,519
Teleflex, Inc.	527	209,446
West Pharmaceutical Services, Inc.	6,550	2,696,831
Zimmer Holdings, Inc.	1,910	312,132
		25,352,056
HEALTH CARE PROVIDERS & SERVICES (2.4%)
AmerisourceBergen Corp.	3,480	425,151
Anthem, Inc.	4,881	1,874,353
Cardinal Health, Inc.	9,040	536,795
Cigna Corp.	5,420	1,243,836
CVS Health Corp.	17,997	1,482,233
DaVita, Inc.(a)	16,400	1,972,100
Henry Schein, Inc.(a)	3,950	316,592
Humana, Inc.	2,017	858,960
Laboratory Corporation of America Holdings(a)	1,000	296,150
McKesson Corp.	3,755	765,382
Quest Diagnostics, Inc.	1,800	255,240
		10,026,792
HEALTH CARE TECHNOLOGY (0.1%)
Cerner Corp.	4,180	336,030
	Shares	Value
HOTELS, RESTAURANTS & LEISURE (2.0%)
Booking Holdings, Inc.(a)	266	$579,417
Carnival Corp.(a)	6,650	143,973
Chipotle Mexican Grill, Inc.(a)	1,071	1,995,744
Domino's Pizza, Inc.	4,060	2,133,489
Expedia Group, Inc.(a)	915	147,196
Hilton Worldwide Holdings, Inc.(a)	1,820	239,239
Marriott International, Inc., Class A(a)	1,766	257,801
McDonald's Corp.	5,121	1,242,918
Norwegian Cruise Line Holdings Ltd.(a)	2,830	68,005
Royal Caribbean Cruises Ltd.(a)	1,340	103,006
Starbucks Corp.	7,940	964,154
Yum! Brands, Inc.	2,480	325,847
		8,200,789
HOUSEHOLD DURABLES (0.4%)
D.R. Horton, Inc.	1,096	104,591
Garmin Ltd.	1,240	194,928
Leggett & Platt, Inc.	870	41,786
Lennar Corp., Class A	3,730	392,210
Mohawk Industries, Inc.(a)	2,744	534,806
Newell Brands, Inc.	4,820	119,295
NVR, Inc.(a)	4	20,890
PulteGroup, Inc.	1,165	63,924
Whirlpool Corp.	1,532	339,399
		1,811,829
HOUSEHOLD PRODUCTS (1.1%)
Church & Dwight Co., Inc.	3,330	288,311
Clorox Co. (The)	1,280	231,539
Colgate-Palmolive Co.	8,620	685,290
Kimberly-Clark Corp.	3,420	464,163
Procter & Gamble Co. (The)	18,661	2,654,154
		4,323,457
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.0%)
AES Corp. (The)	7,070	167,559
INDUSTRIAL CONGLOMERATES (0.6%)
3M Co.	4,634	917,254
Honeywell International, Inc.	4,812	1,124,998
Roper Technologies, Inc.	756	371,453
		2,413,705
INSURANCE (2.9%)
Aflac, Inc.	13,220	727,100
Allstate Corp. (The)	5,760	749,088

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
American International Group, Inc.	13,884	$657,407
Aon PLC, Class A	1,641	426,709
Arthur J. Gallagher & Co.	1,720	239,613
Assurant, Inc.	3,080	486,055
Chubb Ltd.	4,241	715,626
Cincinnati Financial Corp.	3,642	429,319
Everest Re Group Ltd.	1,590	402,000
Globe Life, Inc.	2,617	243,669
Hartford Financial Services Group, Inc. (The)	11,730	746,263
Lincoln National Corp.	11,616	715,778
Loews Corp.	8,500	455,855
Marsh & McLennan Cos., Inc.	3,680	541,770
MetLife, Inc.	16,470	950,319
Principal Financial Group, Inc.	9,900	615,087
Progressive Corp. (The)	4,730	450,107
Prudential Financial, Inc.	9,055	908,035
Travelers Cos., Inc. (The)	3,830	570,364
Unum Group	31,120	852,688
Willis Towers Watson PLC	917	188,975
		12,071,827
INTERACTIVE MEDIA & SERVICES (5.3%)
Alphabet, Inc., Class A(a)	2,355	6,345,618
Alphabet, Inc., Class C(a)	2,289	6,190,417
Facebook, Inc., Class A(a)	21,268	7,577,788
Twitter, Inc.(a)	23,990	1,673,303
		21,787,126
INTERNET & DIRECT MARKETING RETAIL (4.0%)
Amazon.com, Inc.(a)	3,490	11,613,289
eBay, Inc.	29,860	2,036,751
Etsy, Inc.(a)	15,120	2,774,671
		16,424,711
IT SERVICES (4.0%)
Accenture PLC, Class A	4,497	1,428,607
Akamai Technologies, Inc.(a)	1,490	178,681
Automatic Data Processing, Inc.	3,150	660,334
Broadridge Financial Solutions, Inc.	890	154,406
Cognizant Technology Solutions Corp., Class A	4,150	305,150
DXC Technology Co.(a)	6,747	269,745
Fidelity National Information Services, Inc.	4,386	653,733
Fiserv, Inc.(a)	4,220	485,764
FleetCor Technologies, Inc.(a)	510	131,692
Gartner, Inc.(a)	650	172,075
Global Payments, Inc.	2,007	388,174
International Business Machines Corp.	6,086	857,883
	Shares	Value
Jack Henry & Associates, Inc.	700	$121,863
Mastercard, Inc., Class A	5,832	2,250,802
Paychex, Inc.	3,060	348,289
PayPal Holdings, Inc.(a)	18,350	5,055,975
VeriSign, Inc.(a)	722	156,219
Visa, Inc., Class A	11,634	2,866,501
Western Union Co. (The)	6,970	161,774
		16,647,667
LEISURE PRODUCTS (0.0%)
Hasbro, Inc.	780	77,563
LIFE SCIENCES TOOLS & SERVICES (2.0%)
Agilent Technologies, Inc.	5,000	766,150
Bio-Rad Laboratories, Inc., Class A(a)	3,250	2,403,407
Illumina, Inc.(a)	1,217	603,328
IQVIA Holdings, Inc.(a)	2,570	636,589
Mettler-Toledo International, Inc.(a)	1,173	1,728,662
PerkinElmer, Inc.	10,110	1,842,345
Waters Corp.(a)	1,097	427,622
		8,408,103
MACHINERY (1.0%)
Caterpillar, Inc.	3,890	804,257
Cummins, Inc.	1,007	233,725
Deere & Co.	2,073	749,576
Dover Corp.	810	135,367
Fortive Corp.	2,800	203,448
IDEX Corp.	510	115,612
Illinois Tool Works, Inc.	2,084	472,380
Ingersoll Rand, Inc.(a)	2,638	128,919
Otis Worldwide Corp.	3,283	293,993
PACCAR, Inc.	2,215	183,823
Parker-Hannifin Corp.	748	233,398
Snap-on, Inc.	430	93,731
Stanley Black & Decker, Inc.	982	193,503
Westinghouse Air Brake Technologies Corp.	2,980	252,913
Xylem, Inc.	1,410	177,449
		4,272,094
MEDIA (1.5%)
Charter Communications, Inc., Class A(a)	2,600	1,934,530
Comcast Corp., Class A	32,400	1,906,092
Discovery, Inc., Class A(a)	5,380	156,074
Discovery, Inc., Class C(a)	4,541	123,106
DISH Network Corp., Class A(a)	7,730	323,810
Fox Corp., Class A	5,730	204,332
Fox Corp., Class B	2,640	87,753

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Interpublic Group of Cos., Inc. (The)	10,430	$368,805
News Corp., Class A	7,990	196,794
News Corp., Class B	5,390	126,719
Omnicom Group, Inc.	1,590	115,784
ViacomCBS, Inc., Class B	11,430	467,830
		6,011,629
METALS & MINING (0.4%)
Freeport-McMoRan, Inc.	10,528	401,117
Newmont Corp.	6,340	398,279
Nucor Corp.	6,400	665,728
		1,465,124
MULTILINE RETAIL (0.7%)
Dollar General Corp.	7,630	1,775,043
Dollar Tree, Inc.(a)	1,562	155,872
Target Corp.	3,520	918,896
		2,849,811
MULTI-UTILITIES (0.7%)
Ameren Corp.	2,990	250,921
CenterPoint Energy, Inc.	8,970	228,376
CMS Energy Corp.	4,000	247,160
Consolidated Edison, Inc.	5,020	370,325
Dominion Energy, Inc.	6,852	513,009
DTE Energy Co.	1,140	133,745
NiSource, Inc.	7,770	192,463
Public Service Enterprise Group, Inc.	4,616	287,254
Sempra Energy	1,980	258,687
WEC Energy Group, Inc.	3,145	296,070
		2,778,010
OIL, GAS & CONSUMABLE FUELS (2.1%)
APA Corp.	3,040	57,000
Cabot Oil & Gas Corp.	4,320	69,120
Chevron Corp.	13,913	1,416,483
ConocoPhillips	7,657	429,251
Devon Energy Corp.	5,350	138,244
Diamondback Energy, Inc.	640	49,363
EOG Resources, Inc.	5,074	369,692
Exxon Mobil Corp.	36,680	2,111,668
Hess Corp.	1,320	100,901
Kinder Morgan, Inc.	37,230	647,057
Marathon Oil Corp.	40,090	464,643
Marathon Petroleum Corp.	9,558	527,793
Occidental Petroleum Corp.	6,003	156,678
ONEOK, Inc.	2,730	141,878
Phillips 66	8,549	627,753
Pioneer Natural Resources Co.	2,266	329,408
	Shares	Value
Valero Energy Corp.	11,520	$771,494
Williams Cos., Inc. (The)	12,570	314,879
		8,723,305
PERSONAL PRODUCTS (0.1%)
Estee Lauder Cos., Inc., (The) Class A	1,708	570,182
PHARMACEUTICALS (1.5%)
AstraZeneca PLC, Sponsored ADR	5,717	327,212
Catalent, Inc.(a)	17,380	2,082,298
Eli Lilly and Co.	6,180	1,504,830
Organon & Co.(a)	3,120	90,511
Perrigo Co. PLC	8,661	415,988
Viatris, Inc.	42,250	594,457
Zoetis, Inc.	5,450	1,104,715
		6,120,011
PROFESSIONAL SERVICES (0.5%)
Equifax, Inc.	900	234,540
IHS Markit Ltd.	3,230	377,393
Jacobs Engineering Group, Inc.	880	119,020
Nielsen Holdings PLC	4,160	98,550
Robert Half International, Inc.	1,240	121,781
Verisk Analytics, Inc.	5,350	1,016,179
		1,967,463
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
CBRE Group, Inc., Class A(a)	4,570	440,822
ROAD & RAIL (1.0%)
CSX Corp.	17,820	575,942
J.B. Hunt Transport Services, Inc.	720	121,284
Kansas City Southern Industries, Inc.	730	195,494
Norfolk Southern Corp.	1,678	432,639
Old Dominion Freight Line, Inc.	6,210	1,671,422
Union Pacific Corp.	4,465	976,763
		3,973,544
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (8.6%)
Advanced Micro Devices, Inc.(a)	27,860	2,958,453
Analog Devices, Inc.	2,464	412,523
Applied Materials, Inc.	17,460	2,443,178
Broadcom, Inc.	2,612	1,267,865
Enphase Energy, Inc.(a)	13,420	2,544,432
Intel Corp.	27,480	1,476,226
KLA Corp.	6,840	2,381,414
Lam Research Corp.	3,726	2,374,990
Maxim Integrated Products, Inc.	2,230	222,799
Microchip Technology, Inc.	1,380	197,506

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Micron Technology, Inc.(a)	7,930	$615,209
Monolithic Power Systems, Inc.	6,960	3,126,850
NVIDIA Corp.	32,168	6,272,438
NXP Semiconductors N.V.	1,580	326,096
Qorvo, Inc.(a)	7,250	1,374,527
QUALCOMM, Inc.	17,170	2,572,066
Skyworks Solutions, Inc.	950	175,285
Teradyne, Inc.	19,060	2,420,620
Texas Instruments, Inc.	6,170	1,176,125
Xilinx, Inc.	8,200	1,228,688
		35,567,290
SOFTWARE (10.9%)
Adobe, Inc.(a)	7,011	4,358,248
ANSYS, Inc.(a)	3,453	1,272,292
Autodesk, Inc.(a)	7,810	2,508,025
Cadence Design Systems, Inc.(a)	13,480	1,990,322
Citrix Systems, Inc.	1,020	102,765
Fortinet, Inc.(a)	10,860	2,956,526
Intuit, Inc.	4,752	2,518,417
Microsoft Corp.	55,830	15,906,525
NortonLifeLock, Inc.	8,052	199,851
Oracle Corp.	13,391	1,166,892
Paycom Software, Inc.(a)	4,210	1,684,000
PTC, Inc.(a)	7,660	1,037,547
salesforce.com, Inc.(a)	13,250	3,205,573
ServiceNow, Inc.(a)	5,550	3,262,790
Synopsys, Inc.(a)	6,380	1,837,376
Tyler Technologies, Inc.(a)	2,290	1,128,146
		45,135,295
SPECIALTY RETAIL (1.9%)
Advance Auto Parts, Inc.	1,236	262,106
AutoZone, Inc.(a)	131	212,688
Best Buy Co., Inc.	1,610	180,883
CarMax, Inc.(a)	2,220	297,369
Gap, Inc. (The)	6,460	188,438
Home Depot, Inc. (The)	7,119	2,336,385
L Brands, Inc.	1,580	126,510
Lowe’s Cos., Inc.	4,800	924,912
O'Reilly Automotive, Inc.(a)	452	272,936
Ross Stores, Inc.	1,930	236,792
TJX Cos., Inc. (The)	7,880	542,223
	Shares	Value
Tractor Supply Co.	10,950	$1,981,183
Ulta Beauty, Inc.(a)	321	107,792
		7,670,217
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.7%)
Apple, Inc.	116,554	17,000,566
Hewlett Packard Enterprise Co.	62,390	904,655
HP, Inc.	19,970	576,534
NetApp, Inc.	1,920	152,813
Seagate Technology Holdings PLC	1,710	150,309
Western Digital Corp.(a)	6,701	435,096
		19,219,973
TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Hanesbrands, Inc.	8,270	151,010
NIKE, Inc., Class B	8,510	1,425,510
PVH Corp.(a)	1,690	176,808
Tapestry, Inc.(a)	2,330	98,559
Under Armour, Inc., Class A(a)	4,150	84,868
Under Armour, Inc., Class C(a)	1,024	17,940
VF Corp.	1,695	135,939
		2,090,634
TRADING COMPANIES & DISTRIBUTORS (0.6%)
Fastenal Co.	5,840	319,857
United Rentals, Inc.(a)	6,540	2,155,257
W.W. Grainger, Inc.	308	136,930
		2,612,044
WATER UTILITIES (0.1%)
American Water Works Co., Inc.	1,470	250,062
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
T-Mobile U.S., Inc.(a)	5,220	751,784
TOTAL COMMON STOCKS (COST $271,357,705)		409,319,453
MONEY MARKET FUND (1.0%)
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(b)	3,992,415	3,992,415
TOTAL MONEY MARKET FUND (COST $3,992,415)		3,992,415
TOTAL INVESTMENTS (COST $275,350,120) 100.0%		413,311,868

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%		$(50,196)
NET ASSETS 100.0%		$413,261,672

(a)	Represents non-income producing security.
(b)	7-day current yield as of July 31, 2021 is disclosed.

ADR — American Depositary Receipt
MSCI — Morgan Stanley Capital International
PLC — Public Limited Company
S&P — Standard & Poor's

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Government Agencies	11.3%
U.S. Treasury Obligations	9.0
Money Market Fund	6.2
U.S. Government Agency Mortgage-Backed Obligations	5.3
Semiconductors & Semiconductor Equipment	5.1
IT Services	4.2
Textiles, Apparel & Luxury Goods	4.0
Food & Staples Retailing	3.6
Oil, Gas & Consumable Fuels	3.5
Software	3.5
Hotels, Restaurants & Leisure	3.2
Specialty Retail	2.8
Food Products	2.5
Air Freight & Logistics	2.4
Aerospace & Defense	2.4
Banks	2.1
Capital Markets	2.0
Biotechnology	1.8
Beverages	1.8
Health Care Providers & Services	1.7
Internet & Direct Marketing Retail	1.7
Industry Diversification	Percent*
Media	1.7%
Technology Hardware, Storage & Peripherals	1.6
Commercial Services & Supplies	1.2
Chemicals	1.2
Municipal Bonds	1.2
Entertainment	1.2
Household Products	1.1
Road & Rail	1.1
Health Care Equipment & Supplies	1.1
Multiline Retail	1.1
Communications Equipment	1.1
Consumer Finance	1.1
Insurance	1.1
Machinery	1.1
Industrial Conglomerates	1.1
Pharmaceuticals	0.5
Household Durables	0.5
Thrifts & Mortgage Finance	0.1
Total Investments	99.2%

*	Percentages indicated are based on net assets as of July 31, 2021.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (66.2%)
AEROSPACE & DEFENSE (2.4%)
General Dynamics Corp., 3.75%, 5/15/28, (Callable 2/15/28 @ 100)	$2,000,000	$2,293,456
Raytheon Technologies Corp., 4.13%, 11/16/28, (Callable 8/16/28 @ 100)	2,000,000	2,320,224
		4,613,680
AIR FREIGHT & LOGISTICS (2.4%)
United Parcel Service, Inc., 3.05%, 11/15/27, (Callable 8/15/27 @ 100)	1,000,000	1,117,236
United Parcel Service, Inc., 3.75%, 11/15/47, (Callable 5/15/47 @ 100)	1,000,000	1,210,697
United Parcel Service, Inc., 3.90%, 4/1/25, (Callable 3/1/25 @ 100)	2,000,000	2,214,380
		4,542,313
BANKS (2.1%)
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,376,531
U.S. Bank NA/Cincinnati OH, 2.80%, 1/27/25, (Callable 12/27/24 @ 100)	2,500,000	2,683,147
		4,059,678
BEVERAGES (1.8%)
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,440,977
BIOTECHNOLOGY (1.8%)
AbbVie, Inc., 4.50%, 5/14/35, (Callable 11/14/34 @ 100)	1,500,000	1,843,126
Celgene Corp., 3.88%, 8/15/25, (Callable 5/15/25 @ 100)	472,000	521,252
Gilead Sciences, Inc., 4.40%, 12/1/21, (Callable 9/1/21 @ 100)	1,000,000	1,003,224
		3,367,602
CAPITAL MARKETS (2.0%)
Charles Schwab Corp. (The), 2.00%, 3/20/28, (Callable 1/20/28 @ 100)	2,000,000	2,076,508
Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27	1,500,000	1,836,190
		3,912,698
CHEMICALS (1.2%)
Sherwin-Williams Co. (The), 2.95%, 8/15/29, (Callable 5/15/29 @ 100)	1,000,000	1,089,221
Sherwin-Williams Co. (The), 3.80%, 8/15/49, (Callable 2/15/49 @ 100)	1,000,000	1,164,911
		2,254,132
COMMERCIAL SERVICES & SUPPLIES (1.2%)
Waste Management, Inc., 3.15%, 11/15/27, (Callable 8/15/27 @ 100)	2,000,000	2,206,670
	Principal Amount	Value
COMMUNICATIONS EQUIPMENT (1.1%)
Cisco Systems, Inc., 2.50%, 9/20/26, (Callable 6/20/26 @ 100)	$2,000,000	$2,152,656
CONSUMER FINANCE (1.1%)
American Express Co., 3.40%, 2/22/24, (Callable 1/22/24 @ 100)	1,000,000	1,069,658
American Express Credit Corp., 3.30%, 5/3/27, (Callable 4/3/27 @ 100)	1,000,000	1,110,709
		2,180,367
ENTERTAINMENT (1.2%)
Walt Disney Co. (The), 3.80%, 3/22/30	2,000,000	2,311,984
FOOD & STAPLES RETAILING (3.6%)
Sysco Corp., 3.25%, 7/15/27, (Callable 4/15/27 @ 100)	2,000,000	2,188,414
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34, (Callable 5/18/34 @ 100)	2,000,000	2,381,312
Walmart, Inc., 3.25%, 7/8/29, (Callable 4/8/29 @ 100)	2,000,000	2,261,152
		6,830,878
FOOD PRODUCTS (2.5%)
General Mills, Inc., 4.20%, 4/17/28, (Callable 1/17/28 @ 100)	2,000,000	2,315,633
J.M. Smucker Co. (The), 3.50%, 10/15/21	500,000	503,257
Tyson Foods, Inc., 4.50%, 6/15/22, (Callable 3/15/22 @ 100)	2,000,000	2,050,754
		4,869,644
HEALTH CARE EQUIPMENT & SUPPLIES (1.1%)
Abbott Laboratories, 2.95%, 3/15/25, (Callable 12/15/24 @ 100)	2,000,000	2,151,934
HEALTH CARE PROVIDERS & SERVICES (1.7%)
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	2,000,000	2,144,456
Evernorth Health, Inc., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	1,128,384
		3,272,840
HOTELS, RESTAURANTS & LEISURE (3.2%)
McDonald’s Corp., 3.70%, 1/30/26, (Callable 10/30/25 @ 100)	2,500,000	2,785,204
McDonald's Corp., 3.60%, 7/1/30, (Callable 4/1/30 @ 100)	1,000,000	1,136,132
Starbucks Corp., 3.75%, 12/1/47, (Callable 6/1/47 @ 100)	2,000,000	2,277,469
		6,198,805

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
HOUSEHOLD DURABLES (0.5%)
Newell Brands, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	$1,000,000	$1,017,500
HOUSEHOLD PRODUCTS (1.1%)
Procter & Gamble Co. (The), 3.00%, 3/25/30	1,000,000	1,115,563
Procter & Gamble Co. (The), 3.10%, 8/15/23	1,000,000	1,058,107
		2,173,670
INDUSTRIAL CONGLOMERATES (1.1%)
3M Co., 2.88%, 10/15/27, (Callable 7/15/27 @ 100)	2,000,000	2,190,067
INSURANCE (1.1%)
Prudential Financial, Inc., 5.88% (US0003M + 418 bps), 9/15/42, (Callable 9/15/22 @ 100)(a)	2,000,000	2,108,002
INTERNET & DIRECT MARKETING RETAIL (1.7%)
Amazon.com, Inc., 3.80%, 12/5/24, (Callable 9/5/24 @ 100)	3,000,000	3,289,587
IT SERVICES (4.2%)
Fiserv, Inc., 4.20%, 10/1/28, (Callable 7/1/28 @ 100)	1,000,000	1,159,097
Mastercard, Inc., 3.38%, 4/1/24	2,000,000	2,156,106
PayPal Holdings, Inc., 2.85%, 10/1/29, (Callable 7/1/29 @ 100)	2,000,000	2,177,361
Visa, Inc., 4.30%, 12/14/45, (Callable 6/14/45 @ 100)	2,000,000	2,591,196
		8,083,760
MACHINERY (1.1%)
John Deere Capital Corp., 3.45%, 3/13/25	2,000,000	2,200,398
MEDIA (1.7%)
Comcast Corp., 3.70%, 4/15/24, (Callable 3/15/24 @ 100)	3,000,000	3,250,748
MULTILINE RETAIL (1.1%)
Target Corp., 3.50%, 7/1/24	2,000,000	2,173,927
OIL, GAS & CONSUMABLE FUELS (3.5%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	728,887
ConocoPhillips Co., 4.95%, 3/15/26, (Callable 12/15/25 @ 100)	1,000,000	1,165,491
Gulf South Pipeline Co. LP, 4.00%, 6/15/22, (Callable 3/17/22 @ 100)	1,500,000	1,531,708
Valero Energy Corp., 4.00%, 4/1/29, (Callable 1/1/29 @ 100)	3,000,000	3,362,557
		6,788,643
PHARMACEUTICALS (0.5%)
Teva Pharmaceutical Finance, 3.65%, 11/10/21	901,000	901,360
	Principal Amount	Value
ROAD & RAIL (1.1%)
Union Pacific Corp., 4.16%, 7/15/22, (Callable 4/15/22 @ 100)	$2,000,000	$2,053,786
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.1%)
Intel Corp., 4.00%, 12/15/32	2,000,000	2,435,915
NVIDIA Corp., 2.85%, 4/1/30, (Callable 1/1/30 @ 100)	2,000,000	2,186,944
Qualcomm, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	5,176,111
		9,798,970
SOFTWARE (3.5%)
Adobe, Inc., 3.25%, 2/1/25, (Callable 11/1/24 @ 100)	2,000,000	2,165,717
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	2,365,420
Oracle Corp., 3.25%, 11/15/27, (Callable 8/15/27 @ 100)	1,000,000	1,092,839
Salesforce.com, Inc., 3.70%, 4/11/28, (Callable 1/11/28 @ 100)	1,000,000	1,144,432
		6,768,408
SPECIALTY RETAIL (2.8%)
Home Depot, Inc. (The), 3.75%, 2/15/24, (Callable 11/15/23 @ 100)	2,000,000	2,153,780
Lowe's Cos., Inc., 3.65%, 4/5/29, (Callable 1/5/29 @ 100)	2,000,000	2,263,704
Lowe's Cos., Inc., 3.80%, 11/15/21, (Callable 9/7/21 @ 100)	1,000,000	1,002,871
		5,420,355
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.6%)
Apple, Inc., 1.65%, 5/11/30, (Callable 2/11/30 @ 100)	2,000,000	2,007,295
Apple, Inc., 3.45%, 2/9/45	1,000,000	1,136,350
		3,143,645
TEXTILES, APPAREL & LUXURY GOODS (4.0%)
NIKE, Inc., 2.85%, 3/27/30, (Callable 12/27/29 @ 100)	3,000,000	3,294,728
Ralph Lauren Corp., 2.95%, 6/15/30, (Callable 3/15/30 @ 100)	1,000,000	1,079,542
Tapestry, Inc., 4.13%, 7/15/27, (Callable 4/15/27 @ 100)	3,000,000	3,276,070
		7,650,340
THRIFTS & MORTGAGE FINANCE (0.1%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35, (Callable 8/25/21 @ 100)(a)	148,106	149,398
TOTAL CORPORATE BONDS (COST $121,815,930)		127,529,422
MUNICIPAL BONDS (1.2%)
California State University Taxable Revenue Refunding Bonds, Series B, 1.79%, 11/1/30	500,000	503,822

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
Connecticut State Taxable G.O. Unlimited Bonds, Series A, 1.50%, 6/1/27	$200,000	$203,773
Houston Utility System First Lien Taxable Revenue Refunding Bonds, Series B, 1.93%, 11/15/31	1,240,000	1,278,655
Louisiana State Highway Improvement Taxable Revenue Refunding Bonds, Series A, 1.59%, 6/15/30	100,000	101,179
North Texas Tollway Authority Taxable Revenue Refunding Bonds, Series 2021A, 2.08%, 1/1/31	100,000	102,461
Uptown Development Authority Contract Tax Allocation Increment Revenue Bonds, Series B (AGM Insured), 2.58%, 9/1/31	100,000	105,411
TOTAL MUNICIPAL BONDS (COST $2,277,579)		2,295,301
U.S. GOVERNMENT AGENCIES (11.3%)
Federal Farm Credit Bank, 3.00%, 11/25/30	1,000,000	1,153,797
Federal Home Loan Bank
0.50%, 4/13/26, (Callable 10/13/21 @ 100) (Step to 0.60% on 10/13/21)(b)	1,000,000	999,758
0.50%, 7/29/26, (Callable 10/29/21 @ 100) (Step to 0.63% on 1/29/22)(b)	1,000,000	999,608
0.55%, 3/30/26, (Callable 9/30/21 @ 100) (Step to 0.60% on 9/30/21)(b)	1,000,000	999,951
0.75%, 5/18/26, (Callable 8/18/21 @ 100) (Step to 1.50% on 11/18/23)(b)	1,000,000	999,854
0.80%, 3/8/27, (Callable 8/12/21 @ 100)	1,000,000	992,751
0.85%, 2/26/26, (Callable 8/26/21 @ 100)	1,000,000	999,108
0.88%, 3/23/26, (Callable 9/23/21 @ 100)	1,000,000	999,229
0.90%, 12/1/27, (Callable 8/12/21 @ 100)	2,000,000	1,981,244
1.00%, 4/29/31, (Callable 10/29/21 @ 100) (Step to 1.50% on 4/29/23)(b)	731,770	732,031
1.00%, 7/29/26, (Callable 10/29/21 @ 100)	1,000,000	999,820
1.07%, 1/25/30, (Callable 1/25/22 @ 100)	1,000,000	980,515
2.50%, 5/23/22	1,000,000	1,019,309
		12,703,178
Federal Home Loan Mortgage Corp.
0.80%, 10/27/26, (Callable 10/27/21 @ 100)	1,000,000	995,645
1.05%, 7/21/28, (Callable 10/21/21 @ 100)	1,000,000	991,939
2.50%, 3/29/22	1,000,000	1,015,646
		3,003,230
Federal National Mortgage Association
0.40%, 10/29/24, (Callable 10/29/21 @ 100)	1,000,000	998,621
	Principal Amount	Value
0.55%, 8/19/25, (Callable 8/19/22 @ 100)	$1,000,000	$999,194
0.56%, 10/28/25, (Callable 10/28/22 @ 100)	1,000,000	998,721
0.58%, 8/25/25, (Callable 2/25/22 @ 100)	1,000,000	998,141
0.60%, 8/28/25, (Callable 2/28/22 @ 100)	1,000,000	998,503
		4,993,180
TOTAL U.S. GOVERNMENT AGENCIES (COST $21,723,497)		21,853,385
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (5.3%)
Federal Home Loan Mortgage Corp.
2.29% (US0012M + 179 bps), 10/1/37(a)	18,266	18,440
2.38% (H15T1Y + 225 bps), 5/1/36(a)	26,276	26,493
3.00%, 7/15/41	1,717,405	1,786,017
3.50%, 2/1/34	324,123	347,269
3.50%, 10/1/49	490,355	518,736
3.50%, 12/15/48	570,047	623,096
4.00%, 12/15/25	2,500,000	2,719,075
5.00%, 11/1/37	7,480	8,260
6.00%, 3/1/38	20,399	24,166
		6,071,552
Federal National Mortgage Association
0.51% (US0001M + 42 bps), 11/25/36(a)	48,168	48,597
1.50%, 11/25/44	1,901,197	1,937,376
2.20% (US0012M + 182 bps), 5/1/36(a)	61,665	64,855
2.54% (US0012M + 204 bps), 10/1/36(a)	16,277	16,278
3.50%, 2/1/43	207,350	223,680
3.50%, 4/1/48	545,573	601,598
4.00%, 9/1/33	219,960	233,627
4.00%, 10/1/46	438,648	475,406
6.00%, 6/1/36	181,429	198,739
6.00%, 9/1/36	40,329	44,455
6.00%, 5/1/37	24,807	28,155
		3,872,766
Government National Mortgage Association
2.00% (H15T1Y + 150 bps), 1/20/39(a)	9,366	9,414
4.50%, 6/15/40	83,178	93,969
4.50%, 8/20/38	41,172	43,960
5.00%, 5/20/40	51,605	55,842
5.50%, 12/20/38	4,409	4,921

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
6.00%, 10/15/37	$22,927	$27,230
6.00%, 6/15/37	24,887	29,588
6.50%, 10/20/38	1,768	1,931
		266,855
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $9,835,675)		10,211,173
U.S. TREASURY OBLIGATIONS (9.0%)
U.S. Treasury Bond, 1.13%, 5/15/40	2,000,000	1,786,953
U.S. Treasury Notes
0.38%, 1/15/27 (TIPS)	1,114,410	1,258,539
1.63%, 11/30/26	1,000,000	1,045,625
1.75%, 11/15/29	1,000,000	1,050,742
2.00%, 11/15/21	5,000,000	5,027,783
2.00%, 2/15/22	7,000,000	7,072,188
		15,454,877
TOTAL U.S. TREASURY OBLIGATIONS (COST $17,088,544)		17,241,830

	Shares	Value
MONEY MARKET FUND (6.2%)
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(c)	11,892,606	$11,892,606
TOTAL MONEY MARKET FUND (COST $11,892,606)		11,892,606
TOTAL INVESTMENTS (COST $184,633,831) 99.2%		191,023,717
	Shares	Value
OTHER ASSETS IN EXCESS OF LIABILITIES 0.8%		$1,597,817
NET ASSETS 100.0%		$192,621,534

(a)	Variable rate security. The interest rate shown represents the rate in effect at July 31, 2021. For securities based on published reference rate and spread, the reference rate and spread are indicated in the description. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Step Bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of July 31, 2021.
(c)	7-day current yield as of July 31, 2021 is disclosed.

AGM — Assured Guarantee Municipal Corporation
bps — Basis Points
G.O. — General Obligation
H15T1Y — 1 Year Treasury Constant Maturity Rate
LP — Limited Partnership
TIPS — Treasury Inflation-Protected Security
US0001M — 1 Month US Dollar LIBOR
US0003M — 3 Month US Dollar LIBOR
US0012M — 12 Month US Dollar LIBOR

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Equity Real Estate Investment Trusts	6.6%
Banks	5.7
Specialty Retail	5.4
Insurance	4.3
Machinery	4.3
Software	4.1
Semiconductors & Semiconductor Equipment	3.9
Health Care Providers & Services	3.8
Health Care Equipment & Supplies	3.8
Electronic Equipment, Instruments & Components	3.3
Household Durables	3.1
Oil, Gas & Consumable Fuels	2.6
Chemicals	2.2
Capital Markets	2.2
Building Products	2.1
Biotechnology	2.1
Life Sciences Tools & Services	2.1
Metals & Mining	1.9
Textiles, Apparel & Luxury Goods	1.7
Auto Components	1.7
Professional Services	1.6
IT Services	1.5
Food Products	1.5
Thrifts & Mortgage Finance	1.5
Commercial Services & Supplies	1.4
Leisure Products	1.4
Hotels, Restaurants & Leisure	1.4
Pharmaceuticals	1.3
Electrical Equipment	1.2
Road & Rail	1.1
Media	1.1
Construction & Engineering	1.1
Consumer Finance	1.1
Aerospace & Defense	1.1
Industry Diversification	Percent*
Money Market Fund	1.1%
Communications Equipment	1.0
Multiline Retail	1.0
Trading Companies & Distributors	0.9
Internet & Direct Marketing Retail	0.8
Diversified Consumer Services	0.7
Real Estate Management & Development	0.7
Gas Utilities	0.7
Energy Equipment & Services	0.6
Air Freight & Logistics	0.6
Health Care Technology	0.6
Personal Products	0.6
Beverages	0.6
Food & Staples Retailing	0.6
Electric Utilities	0.5
Containers & Packaging	0.5
Mortgage Real Estate Investment Trusts	0.4
Paper & Forest Products	0.4
Water Utilities	0.3
Multi-Utilities	0.3
Diversified Telecommunication Services	0.3
Technology Hardware, Storage & Peripherals	0.3
Automobiles	0.3
Airlines	0.2
Wireless Telecommunication Services	0.2
Construction Materials	0.2
Household Products	0.2
Marine	0.2
Interactive Media & Services	0.2
Entertainment	0.1
Industrial Conglomerates	0.0
Total Investments	100.3%

*	Percentages indicated are based on net assets as of July 31, 2021.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.2%)
AEROSPACE & DEFENSE (1.1%)
AAR Corp.(a)	4,150	$148,404
Aerojet Rocketdyne Holdings, Inc.	3,960	186,833
AeroVironment, Inc.(a)	4,880	493,368
Axon Enterprise, Inc.(a)	6,820	1,268,656
Curtiss-Wright Corp.	1,600	189,280
Hexcel Corp.(a)	4,150	225,843
Kaman Corp.	1,040	46,124
Mercury Systems, Inc.(a)	4,830	318,780
Moog, Inc., Class A	1,170	91,108
National Presto Industries, Inc.	170	16,402
Park Aerospace Corp.	770	11,473
Triumph Group, Inc.(a)	3,570	68,008
		3,064,279
AIR FREIGHT & LOGISTICS (0.6%)
Atlas Air Worldwide Holdings, Inc.(a)	3,050	204,259
Echo Global Logistics, Inc.(a)	2,220	68,665
Forward Air Corp.	3,980	351,991
Hub Group, Inc., Class A(a)	3,180	210,770
XPO Logistics, Inc.(a)	5,010	694,837
		1,530,522
AIRLINES (0.2%)
Allegiant Travel Co.(a)	656	124,719
Hawaiian Holdings, Inc.(a)	3,750	73,988
JetBlue Airways Corp.(a)	20,350	300,976
SkyWest, Inc.(a)	3,950	159,935
		659,618
AUTO COMPONENTS (1.7%)
Adient PLC(a)	6,040	254,465
American Axle & Manufacturing Holdings, Inc.(a)	10,140	98,257
Cooper-Standard Holdings, Inc.(a)	820	21,361
Dana, Inc.	14,690	354,910
Dorman Products, Inc.(a)	3,040	307,496
Fox Factory Holding Corp.(a)	5,500	888,470
Gentex Corp.	14,660	498,880
Gentherm, Inc.(a)	1,860	154,250
Goodyear Tire & Rubber Co. (The)(a)	23,082	362,618
LCI Industries	2,460	358,717
Lear Corp.	3,000	524,940
Motorcar Parts of America, Inc.(a)	1,910	42,478
Patrick Industries, Inc.	6,065	501,151
	Shares	Value
Standard Motor Products, Inc.	1,160	$48,442
Visteon Corp.(a)	1,350	153,968
		4,570,403
AUTOMOBILES (0.3%)
Harley-Davidson, Inc.	7,200	285,264
Thor Industries, Inc.	3,320	392,955
Winnebago Industries, Inc.	1,700	122,179
		800,398
BANKS (5.7%)
Allegiance Bancshares, Inc.	1,040	37,929
Ameris Bancorp	4,982	242,175
Associated Banc-Corp	15,098	298,940
Banc of California, Inc.	2,870	49,134
BancFirst Corp.	910	50,487
Bancorp, Inc. (The)(a)	900	21,033
BancorpSouth Bank	4,230	109,134
Bank of Hawaii Corp.	2,390	200,067
Bank OZK	9,050	368,425
BankUnited, Inc.	5,980	236,688
Banner Corp.	2,670	141,617
Berkshire Hills Bancorp, Inc.	4,220	114,109
Brookline Bancorp, Inc.	6,100	87,657
Cadence BanCorp	8,870	168,530
Cathay General Bancorp	4,090	154,888
Central Pacific Financial Corp.	1,180	30,208
CIT Group, Inc.	5,810	280,274
City Holding Co.	810	61,285
Columbia Banking System, Inc.	3,710	129,627
Commerce Bancshares, Inc.	5,621	397,573
Community Bank System, Inc.	2,850	204,174
Cullen/Frost Bankers, Inc.	3,020	324,106
Customers Bancorp, Inc.(a)	4,920	178,202
CVB Financial Corp.	6,320	120,459
Dime Community Bancshares, Inc., Class B	2,942	97,145
Eagle Bancorp, Inc.	1,880	103,456
East West Bancorp, Inc.	8,400	597,660
F.N.B. Corp.	24,300	278,478
FB Financial Corp.	1,063	40,192
First Bancorp	1,390	55,600
First BanCorp	14,592	177,001
First Commonwealth Financial Corp.	4,960	65,323
First Financial Bancorp	4,760	107,100
First Financial Bankshares, Inc.	7,880	384,859

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
First Hawaiian, Inc.	4,030	$110,946
First Horizon Corp.	20,070	310,082
First Midwest Bancorp, Inc.	6,240	111,946
Fulton Financial Corp.	11,140	170,665
Glacier Bancorp, Inc.	4,840	249,550
Great Western Bancorp, Inc.	3,280	101,024
Hancock Whitney Corp.	6,129	267,899
Hanmi Financial Corp.	3,441	62,729
Heritage Financial Corp.	1,430	34,592
Hilltop Holdings, Inc.	2,640	83,635
Home Bancshares, Inc.	9,712	205,700
Hope Bancorp, Inc.	8,372	110,929
Independent Bank Corp.	1,730	122,276
Independent Bank Group, Inc.	2,560	178,432
International Bancshares Corp.	4,010	156,711
Investors Bancorp, Inc.	3,470	47,955
National Bank Holdings Corp., Class A	1,950	69,147
NBT Bancorp, Inc.	1,820	63,427
OFG Bancorp	2,890	66,759
Old National Bancorp	12,610	202,895
Pacific Premier Bancorp, Inc.	7,222	274,292
PacWest Bancorp	6,940	276,351
Park National Corp.	710	80,876
Pinnacle Financial Partners, Inc.	5,270	472,245
Preferred Bank	1,180	69,596
Prosperity Bancshares, Inc.	5,541	377,841
Renasant Corp.	3,450	121,371
Seacoast Banking Corp. of Florida	3,510	106,669
ServisFirst Bancshares, Inc.	7,800	554,424
Signature Bank	2,880	653,674
Simmons First National Corp., Class A	8,140	221,571
Southside Bancshares, Inc.	1,154	41,590
Sterling Bancorp	17,099	371,219
SVB Financial Group(a)	152	83,594
Synovus Financial Corp.	9,462	386,996
Texas Capital Bancshares, Inc.(a)	3,300	207,834
Tompkins Financial Corp.	390	29,933
Triumph Bancorp, Inc.(a)	6,580	504,423
Trustmark Corp.	3,420	102,668
UMB Financial Corp.	3,130	292,968
Umpqua Holdings Corp.	20,610	388,911
United Bankshares, Inc.	7,383	255,009
United Community Banks, Inc.	5,222	150,446
Valley National Bancorp	19,464	250,891
Veritex Holdings, Inc.	2,803	94,041
Webster Financial Corp.	5,990	288,119
	Shares	Value
Westamerica BanCorp	1,210	$67,216
Wintrust Financial Corp.	4,400	314,160
		15,679,762
BEVERAGES (0.6%)
Celsius Holdings, Inc.(a)	14,230	976,605
Coca-Cola Consolidated, Inc.	231	92,204
National Beverage Corp.	10,290	466,960
		1,535,769
BIOTECHNOLOGY (2.1%)
Anika Therapeutics, Inc.(a)	870	34,913
Arrowhead Pharmaceuticals, Inc.(a)	8,080	559,863
Coherus Biosciences, Inc.(a)	34,510	450,355
Cytokinetics, Inc.(a)	13,400	397,712
Eagle Pharmaceuticals, Inc.(a)	1,190	55,335
Emergent BioSolutions, Inc.(a)	7,610	501,499
Enanta Pharmaceuticals, Inc.(a)	1,440	60,840
Exelixis, Inc.(a)	31,040	523,024
Halozyme Therapeutics, Inc.(a)	16,290	673,266
Ligand Pharmaceuticals, Inc.(a)	870	98,754
Myriad Genetics, Inc.(a)	4,300	136,009
Neurocrine Biosciences, Inc.(a)	6,790	632,896
Organogenesis Holdings, Inc.(a)	1,710	26,231
REGENXBIO, Inc.(a)	7,890	255,005
Spectrum Pharmaceuticals, Inc.(a)	12,140	39,091
United Therapeutics Corp.(a)	2,293	417,165
Vanda Pharmaceuticals, Inc.(a)	3,970	64,751
Vericel Corp.(a)	9,350	494,989
Xencor, Inc.(a)	10,710	329,654
		5,751,352
BUILDING PRODUCTS (2.1%)
AAON, Inc.	6,268	389,556
American Woodmark Corp.(a)	590	43,807
Apogee Enterprises, Inc.	3,940	156,300
Builders FirstSource, Inc.(a)	10,350	460,575
Carlisle Cos., Inc.	2,330	471,219
Gibraltar Industries, Inc.(a)	4,260	318,137
Griffon Corp.	8,350	193,052
Insteel Industries, Inc.	960	37,277
Lennox International, Inc.	1,609	530,053
Owens Corning	5,000	480,800
PGT Innovations, Inc.(a)	14,210	320,862
Quanex Building Products Corp.	3,355	83,338
Resideo Technologies, Inc.(a)	11,480	338,660
Simpson Manufacturing Co., Inc.	4,410	496,037

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Trex Co., Inc.(a)	11,500	$1,116,650
UFP Industries, Inc.	3,170	235,404
		5,671,727
CAPITAL MARKETS (2.2%)
Affiliated Managers Group, Inc.	2,150	340,646
B. Riley Financial, Inc.	770	52,021
Blucora, Inc.(a)	3,730	62,888
Brightsphere Investment Group, Inc.	25,070	626,499
Donnelley Financial Solutions, Inc.(a)	2,401	77,336
Evercore, Inc., Class A	2,240	296,128
FactSet Research Systems, Inc.	2,288	817,457
Federated Hermes, Inc.	5,590	181,340
Greenhill & Co., Inc.	1,360	21,787
Interactive Brokers Group, Inc., Class A	6,750	417,555
Janus Henderson Group PLC	10,500	439,320
Jefferies Financial Group, Inc.	16,470	546,639
Piper Sandler Cos.	740	90,791
SEI Investments Co.	6,350	386,080
Stifel Financial Corp.	5,737	381,740
StoneX Group, Inc.(a)	9,670	624,005
Virtus Investment Partners, Inc.	2,017	556,954
WisdomTree Investments, Inc.	6,910	42,704
		5,961,890
CHEMICALS (2.2%)
AdvanSix, Inc.(a)	7,020	234,819
American Vanguard Corp.	1,350	22,289
Ashland Global Holdings, Inc.	2,550	216,928
Avient Corp.	4,750	230,470
Balchem Corp.	1,745	235,383
Cabot Corp.	2,920	160,775
Chemours Co. (The)	8,760	291,270
Ferro Corp.(a)	4,310	89,648
FutureFuel Corp.	1,390	11,815
GCP Applied Technologies, Inc.(a)	2,420	56,265
H.B. Fuller Co.	2,560	165,427
Hawkins, Inc.	960	34,858
Ingevity Corp.(a)	1,920	163,085
Innospec, Inc.	1,000	88,450
Koppers Holdings, Inc.(a)	4,700	144,337
Kraton Corp.(a)	1,690	64,541
Livent Corp.(a)	22,340	435,853
Minerals Technologies, Inc.	2,100	168,462
NewMarket Corp.	229	72,343
Olin Corp.	7,320	344,260
Quaker Chemical Corp.	2,040	513,550
	Shares	Value
Rayonier Advanced Materials, Inc.(a)	20,003	$139,421
RPM International, Inc.	6,450	558,505
Scotts Miracle-Gro Co. (The)	4,720	835,251
Sensient Technologies Corp.	2,020	176,104
Stepan Co.	1,000	117,950
Tredegar Corp.	2,040	26,663
Trinseo SA	2,880	156,557
Valvoline, Inc.	10,396	318,949
		6,074,228
COMMERCIAL SERVICES & SUPPLIES (1.4%)
ABM Industries, Inc.	5,630	261,739
Brady Corp., Class A	2,500	136,700
Brink's Co. (The)	2,490	191,630
Clean Harbors, Inc.(a)	2,470	234,650
Corecivic, Inc.(a)	20,148	207,121
Deluxe Corp.	3,270	143,553
Harsco Corp.(a)	5,250	105,630
Healthcare Services Group, Inc.	4,472	116,719
Herman Miller, Inc.	3,300	142,395
HNI Corp.	2,310	86,163
IAA, Inc.(a)	6,940	419,731
Interface, Inc.	5,560	80,175
KAR Auction Services, Inc.(a)	9,910	163,317
Matthews International Corp., Class A	2,160	74,736
MSA Safety, Inc.	1,840	302,643
Pitney Bowes, Inc.	13,330	106,640
Stericycle, Inc.(a)	4,620	325,941
Team, Inc.(a)	3,740	23,076
Tetra Tech, Inc.	4,280	571,466
U.S. Ecology, Inc.(a)	1,600	56,000
UniFirst Corp.	670	145,906
Viad Corp.(a)	1,160	53,186
		3,949,117
COMMUNICATIONS EQUIPMENT (1.0%)
ADTRAN, Inc.	2,480	55,577
Applied Optoelectronics, Inc.(a)	4,710	36,408
CalAmp Corp.(a)	4,110	49,854
Ciena Corp.(a)	7,800	453,492
Comtech Telecommunications Corp.	5,260	131,342
Digi International, Inc.(a)	3,340	69,071
Extreme Networks, Inc.(a)	15,370	169,224
Harmonic, Inc.(a)	23,160	204,966
Lumentum Holdings, Inc.(a)	6,105	512,759
NETGEAR, Inc.(a)	2,800	95,900
NetScout Systems, Inc.(a)	6,330	182,051

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Plantronics, Inc.(a)	1,900	$59,261
ViaSat, Inc.(a)	5,250	260,610
Viavi Solutions, Inc.(a)	22,820	380,866
		2,661,381
CONSTRUCTION & ENGINEERING (1.1%)
AECOM(a)	8,222	517,657
Arcosa, Inc.	2,293	125,565
Comfort Systems USA, Inc.	8,040	600,990
Dycom Industries, Inc.(a)	2,160	149,904
EMCOR Group, Inc.	3,440	419,026
Fluor Corp.(a)	6,820	113,621
Granite Construction, Inc.	6,660	255,877
MasTec, Inc.(a)	3,800	384,674
Matrix Service Co.(a)	9,490	103,536
MYR Group, Inc.(a)	800	76,504
Valmont Industries, Inc.	1,070	253,537
		3,000,891
CONSTRUCTION MATERIALS (0.2%)
Eagle Materials, Inc.	2,130	301,012
U.S. Concrete, Inc.(a)	3,520	256,291
		557,303
CONSUMER FINANCE (1.1%)
Encore Capital Group, Inc.(a)	4,060	192,200
Enova International, Inc.(a)	5,203	172,167
EZCORP, Inc., Class A(a)	44,690	255,627
FirstCash, Inc.	2,028	160,618
Green Dot Corp., Class A(a)	10,950	504,466
LendingTree, Inc.(a)	482	94,096
Navient Corp.	19,270	393,686
PRA Group, Inc.(a)	7,550	292,865
PROG Holdings, Inc.	3,470	151,882
SLM Corp.	45,300	852,999
World Acceptance Corp.(a)	190	36,018
		3,106,624
CONTAINERS & PACKAGING (0.5%)
AptarGroup, Inc.	3,110	400,941
Greif, Inc., Class A	3,250	197,015
Myers Industries, Inc.	1,870	39,607
O-I Glass, Inc.(a)	11,100	164,169
Silgan Holdings, Inc.	4,570	185,176
Sonoco Products Co.	5,410	345,104
		1,332,012
DIVERSIFIED CONSUMER SERVICES (0.7%)
Adtalem Global Education, Inc.(a)	4,890	177,703
	Shares	Value
American Public Education, Inc.(a)	1,300	$38,506
Graham Holdings Co., Class B	457	303,750
Grand Canyon Education, Inc.(a)	2,470	228,154
H&R Block, Inc.	9,330	229,051
Perdoceo Education Corp.(a)	6,540	77,564
Regis Corp.(a)	3,100	24,707
Service Corp. International	8,750	546,787
Strategic Education, Inc.	1,519	120,442
WW International, Inc.(a)	2,880	88,531
		1,835,195
DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
ATN International, Inc.	310	13,346
Cincinnati Bell, Inc.(a)	16,992	260,657
Cogent Communications Holdings, Inc.	2,170	168,414
Consolidated Communications Holdings, Inc.(a)	35,400	272,226
Iridium Communications, Inc.(a)	5,910	249,579
		964,222
ELECTRIC UTILITIES (0.5%)
ALLETE, Inc.	3,000	210,960
Hawaiian Electric Industries, Inc.	6,070	263,074
IDACORP, Inc.	2,450	258,352
OGE Energy Corp.	10,600	357,750
PNM Resources, Inc.	4,590	221,835
		1,311,971
ELECTRICAL EQUIPMENT (1.2%)
Acuity Brands, Inc.	1,700	298,146
AZZ, Inc.	1,120	59,349
Encore Wire Corp.	1,240	97,253
EnerSys	1,770	174,628
Hubbell, Inc.	2,610	523,201
nVent Electric PLC	8,980	283,858
Powell Industries, Inc.	2,960	86,106
Regal Beloit Corp.	1,990	292,988
Sunrun, Inc.(a)	15,790	836,396
Vicor Corp.(a)	5,890	680,943
		3,332,868
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (3.3%)
Advanced Energy Industries, Inc.	6,270	650,512
Arlo Technologies, Inc.(a)	39,521	241,473
Arrow Electronics, Inc.(a)	4,750	563,207
Avnet, Inc.	9,420	389,234
Badger Meter, Inc.	3,260	329,358
Bel Fuse, Inc., Class B	9,380	127,943

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Belden, Inc.	1,880	$92,120
Benchmark Electronics, Inc.	4,230	111,672
Cognex Corp.	10,700	967,387
Coherent, Inc.(a)	1,214	298,571
CTS Corp.	2,250	78,728
Daktronics, Inc.(a)	24,320	148,595
ePlus, Inc.(a)	760	70,270
Fabrinet(a)	1,870	176,752
FARO Technologies, Inc.(a)	880	64,143
II-VI, Inc.(a)	12,721	888,053
Insight Enterprises, Inc.(a)	3,040	305,155
Itron, Inc.(a)	2,130	210,061
Jabil, Inc.	8,890	529,311
Knowles Corp.(a)	5,710	114,428
Littelfuse, Inc.	1,035	275,300
Methode Electronics, Inc.	1,950	93,269
National Instruments Corp.	6,495	286,494
OSI Systems, Inc.(a)	850	85,043
PC Connection, Inc.	1,730	82,279
Plexus Corp.(a)	1,460	131,867
Rogers Corp.(a)	910	173,446
Sanmina Corp.(a)	7,380	283,540
ScanSource, Inc.(a)	5,210	143,744
SYNNEX Corp.	3,498	418,151
TTM Technologies, Inc.(a)	16,630	232,654
Vishay Intertechnology, Inc.	8,280	183,236
Vontier Corp.	7,280	235,508
		8,981,504
ENERGY EQUIPMENT & SERVICES (0.6%)
Archrock, Inc.	16,610	143,012
Bristow Group, Inc.(a)	2,520	65,470
ChampionX Corp.(a)	7,340	170,582
Core Laboratories N.V.	2,030	67,721
DMC Global, Inc.(a)	4,220	184,709
Dril-Quip, Inc.(a)	1,350	38,583
Helix Energy Solutions Group, Inc.(a)	30,130	125,039
Helmerich & Payne, Inc.	4,200	120,414
Nabors Industries Ltd.(a)	818	71,583
Oceaneering International, Inc.(a)	7,100	94,146
Oil States International, Inc.(a)	12,080	68,373
Patterson-UTI Energy, Inc.	15,730	126,155
ProPetro Holding Corp.(a)	21,900	165,345
RPC, Inc.(a)	20,460	85,932
U.S. Silica Holdings, Inc.(a)	12,190	123,119
		1,650,183
	Shares	Value
ENTERTAINMENT (0.1%)
Cinemark Holdings, Inc.(a)	5,860	$91,006
Marcus Corp. (The)(a)	2,660	42,746
World Wrestling Entertainment, Inc., Class A	2,550	125,919
		259,671
EQUITY REAL ESTATE INVESTMENT TRUSTS (6.6%)
Acadia Realty Trust	5,897	126,196
Agree Realty Corp.	3,320	249,498
Alexander & Baldwin, Inc.	5,813	116,376
American Assets Trust, Inc.	2,570	94,910
American Campus Communities, Inc.	7,330	368,772
Apartment Income REIT Corp.	6,660	350,582
Armada Hoffler Properties, Inc.	9,190	119,470
Brixmor Property Group, Inc.	15,740	362,335
Camden Property Trust	4,850	724,542
CareTrust REIT, Inc.	5,808	140,089
Centerspace	530	47,700
Chatham Lodging Trust(a)	2,050	25,174
Community Healthcare Trust, Inc.	4,840	241,177
Coresite Realty Corp.	2,060	284,713
Corporate Office Properties Trust	5,850	172,224
Cousins Properties, Inc.	9,839	390,805
CyrusOne, Inc.	6,000	427,620
DiamondRock Hospitality Co.(a)	15,570	134,058
Diversified Healthcare Trust	30,200	117,780
Douglas Emmett, Inc.	9,010	300,934
Easterly Government Properties, Inc.	4,400	99,880
EastGroup Properties, Inc.	1,770	311,909
EPR Properties	3,550	178,565
Essential Properties Realty Trust, Inc.	18,270	544,446
First Industrial Realty Trust, Inc.	7,330	401,537
Four Corners Property Trust, Inc.	5,927	170,164
Franklin Street Properties Corp.	3,260	17,017
Geo Group, Inc. (The)	13,904	96,216
Getty Realty Corp.	2,470	78,027
Global Net Lease, Inc.	4,270	78,867
Healthcare Realty Trust, Inc.	7,960	253,765
Hersha Hospitality Trust(a)	7,230	68,034
Highwoods Properties, Inc.	5,760	274,694
Hudson Pacific Properties, Inc.	4,900	133,574
Independence Realty Trust, Inc.	2,480	47,814
Industrial Logistics Properties Trust	2,480	67,208
Innovative Industrial Properties, Inc.	5,340	1,148,047
iStar, Inc.	7,790	188,752

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
JBG Smith Properties	6,400	$208,832
Kilroy Realty Corp.	4,730	327,647
Kite Realty Group Trust	7,835	157,954
Lamar Advertising Co., Class A	4,310	459,446
Lexington Realty Trust	15,915	209,282
Life Storage, Inc.	3,840	450,662
LTC Properties, Inc.	2,170	82,135
Macerich Co. (The)	11,919	194,280
Mack-Cali Realty Corp.(a)	5,020	90,360
Medical Properties Trust, Inc.	31,440	661,183
National Retail Properties, Inc.	9,120	445,694
National Storage Affiliates Trust	3,830	207,471
NexPoint Residential Trust, Inc.	1,120	66,024
Office Properties Income Trust	3,047	88,302
Omega Healthcare Investors, Inc.	11,976	434,489
Park Hotels & Resorts, Inc.(a)	13,594	251,489
Pebblebrook Hotel Trust	9,846	221,437
Physicians Realty Trust	5,000	94,750
PotlatchDeltic Corp.	3,592	186,568
PS Business Parks, Inc.	870	133,693
Rayonier, Inc.	7,010	264,347
Retail Opportunity Investments Corp.	8,910	157,440
Rexford Industrial Realty, Inc.	7,520	462,630
RPT Realty	2,440	31,086
Sabra Health Care REIT, Inc.	12,749	237,004
Safehold, Inc.	8,650	781,268
Service Properties Trust	8,860	98,612
SL Green Realty Corp.	4,280	318,689
Spirit Realty Capital, Inc.	5,070	254,615
STORE Capital Corp.	11,100	401,709
Summit Hotel Properties, Inc.(a)	13,160	118,572
Tanger Factory Outlet Centers, Inc.	6,800	116,756
Uniti Group, Inc.	10,194	119,372
Universal Health Realty Income Trust	490	29,278
Urban Edge Properties	5,600	106,400
Urstadt Biddle Properties, Inc., Class A	3,470	66,173
Washington Real Estate Investment Trust	3,790	92,059
Weingarten Realty Investors	7,820	251,726
Whitestone REIT	1,040	9,204
Xenia Hotels & Resorts, Inc.(a)	8,050	142,324
		17,984,433
FOOD & STAPLES RETAILING (0.6%)
Andersons, Inc. (The)	8,415	224,681
BJ's Wholesale Club Holdings, Inc.(a)	8,970	454,241
Chefs' Warehouse, Inc. (The)(a)	1,640	47,429
Grocery Outlet Holding Corp.(a)	4,410	146,059
	Shares	Value
PriceSmart, Inc.	1,270	$113,970
SpartanNash Co.	11,554	224,725
Sprouts Farmers Market, Inc.(a)	10,190	250,470
United Natural Foods, Inc.(a)	3,020	100,022
		1,561,597
FOOD PRODUCTS (1.5%)
B&G Foods, Inc.	15,710	451,191
Calavo Growers, Inc.	820	46,199
Cal-Maine Foods, Inc.	1,710	59,662
Darling Ingredients, Inc.(a)	14,530	1,003,587
Flowers Foods, Inc.	10,913	257,110
Fresh Del Monte Produce, Inc.	7,320	225,895
Hain Celestial Group, Inc. (The)(a)	4,470	178,398
Ingredion, Inc.	4,000	351,240
J & J Snack Foods Corp.	840	138,079
John B. Sanfilippo & Son, Inc.	740	68,347
Lancaster Colony Corp.	960	189,955
Pilgrim's Pride Corp.(a)	5,080	112,522
Post Holdings, Inc.(a)	2,905	297,298
Sanderson Farms, Inc.	1,080	201,787
Seneca Foods Corp., Class A(a)	4,380	239,761
Simply Good Foods Co. (The)(a)	3,570	133,804
Tootsie Roll Industries, Inc.	1,015	34,906
TreeHouse Foods, Inc.(a)	4,680	207,792
		4,197,533
GAS UTILITIES (0.7%)
Chesapeake Utilities Corp.	870	108,393
National Fuel Gas Co.	4,760	244,807
New Jersey Resources Corp.	4,940	190,289
Northwest Natural Holding Co.	870	45,492
ONE Gas, Inc.	2,310	170,432
South Jersey Industries, Inc.	5,050	127,109
Southwest Gas Holdings, Inc.	2,990	209,091
Spire, Inc.	2,290	162,475
UGI Corp.	11,460	527,045
		1,785,133
HEALTH CARE EQUIPMENT & SUPPLIES (3.8%)
AngioDynamics, Inc.(a)	3,770	100,395
Avanos Medical, Inc.(a)	10,770	408,614
Cardiovascular Systems, Inc.(a)	2,550	102,739
CONMED Corp.	1,530	211,048
CryoLife, Inc.(a)	2,660	71,820
Cutera, Inc.(a)	1,330	69,093
Envista Holdings Corp.(a)	6,650	286,482

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Glaukos Corp.(a)	2,440	$124,440
Globus Medical, Inc., Class A(a)	4,170	346,819
Haemonetics Corp.(a)	2,560	155,622
Heska Corp.(a)	1,340	322,538
Hill-Rom Holdings, Inc.	3,330	461,072
ICU Medical, Inc.(a)	984	200,037
Inogen, Inc.(a)	750	59,827
Integer Holdings Corp.(a)	1,610	157,603
Integra LifeSciences Holdings Corp.(a)	4,010	290,284
Invacare Corp.(a)	18,770	135,707
Lantheus Holdings, Inc.(a)	4,605	120,513
LeMaitre Vascular, Inc.	4,530	246,704
LivaNova PLC(a)	2,480	214,024
Masimo Corp.(a)	3,670	999,671
Meridian Bioscience, Inc.(a)	27,030	554,115
Merit Medical Systems, Inc.(a)	9,385	657,795
Mesa Laboratories, Inc.	240	70,682
Natus Medical, Inc.(a)	2,130	56,871
Neogen Corp.(a)	5,778	251,690
NuVasive, Inc.(a)	2,760	176,502
OraSure Technologies, Inc.(a)	3,830	45,156
Orthofix Medical, Inc.(a)	720	28,613
Penumbra, Inc.(a)	3,060	814,664
Quidel Corp.(a)	5,100	721,497
STAAR Surgical Co.(a)	8,840	1,130,813
STERIS PLC	1	211
Surmodics, Inc.(a)	870	47,946
Tactile Systems Technology, Inc.(a)	3,870	189,553
Varex Imaging Corp.(a)	2,360	64,428
Zynex, Inc.(a)	32,720	454,481
		10,350,069
HEALTH CARE PROVIDERS & SERVICES (3.8%)
Acadia Healthcare Co., Inc.(a)	4,990	307,983
Addus HomeCare Corp.(a)	2,630	228,258
Amedisys, Inc.(a)	2,899	755,537
AMN Healthcare Services, Inc.(a)	2,570	258,439
Apollo Medical Holdings, Inc.(a)	620	54,789
Chemed Corp.	1,051	500,297
CorVel Corp.(a)	690	97,166
Covetrus, Inc.(a)	5,620	143,085
Cross Country Healthcare, Inc.(a)	6,580	108,044
Encompass Health Corp.	5,560	462,870
Ensign Group, Inc. (The)	7,470	635,473
Fulgent Genetics, Inc.(a)	14,860	1,370,835
Hanger, Inc.(a)	3,660	89,816
HealthEquity, Inc.(a)	8,650	639,927
	Shares	Value
Joint Corp. (The)(a)	7,960	$628,761
LHC Group, Inc.(a)	2,580	555,164
Magellan Health Services, Inc.(a)	2,600	245,232
ModivCare, Inc.(a)	2,850	484,500
Molina Healthcare, Inc.(a)	2,935	801,284
Owens & Minor, Inc.	3,855	178,294
Patterson Cos., Inc.	5,480	170,592
Pennant Group, Inc. (The)(a)	10,495	359,139
Progyny, Inc.(a)	1,880	104,697
R1 RCM, Inc.(a)	30,900	661,569
RadNet, Inc.(a)	3,390	124,549
Select Medical Holdings Corp.	7,320	288,774
Tivity Health, Inc.(a)	2,553	64,029
U.S. Physical Therapy, Inc.	730	86,257
		10,405,360
HEALTH CARE TECHNOLOGY (0.6%)
Allscripts Healthcare Solutions, Inc.(a)	18,346	313,350
Computer Programs and Systems, Inc.	890	28,097
HealthStream, Inc.(a)	1,710	49,949
NextGen Healthcare, Inc.(a)	4,380	71,044
Omnicell, Inc.(a)	3,810	558,165
Simulations Plus, Inc.	9,000	424,710
Tabula Rasa HealthCare, Inc.(a)	4,990	214,370
		1,659,685
HOTELS, RESTAURANTS & LEISURE (1.4%)
Choice Hotels International, Inc.	1,540	184,646
Cracker Barrel Old Country Store, Inc.	1,290	175,672
Dine Brands Global, Inc.(a)	4,260	330,022
El Pollo Loco Holdings, Inc.(a)	4,210	78,348
Fiesta Restaurant Group, Inc.(a)	1,990	26,646
Jack in the Box, Inc.	2,430	264,530
Marriott Vacations Worldwide Corp.(a)	2,106	310,361
Papa John's International, Inc.	1,830	208,840
Shake Shack, Inc., Class A(a)	3,600	361,944
Six Flags Entertainment Corp.(a)	4,260	177,003
Travel + Leisure Co.	4,890	253,302
Wendy's Co. (The)	12,810	297,320
Wingstop, Inc.	5,110	875,394
Wyndham Hotels & Resorts, Inc.	4,860	350,212
		3,894,240
HOUSEHOLD DURABLES (3.1%)
Cavco Industries, Inc.(a)	420	98,700
Century Communities, Inc.	13,700	951,465
Ethan Allen Interiors, Inc.	4,730	112,432

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Helen of Troy Ltd.(a)	2,450	$547,305
Installed Building Products, Inc.	5,410	649,200
iRobot Corp.(a)	9,060	792,750
KB Home	6,720	285,197
La-Z-Boy, Inc.	2,770	93,017
LGI Homes, Inc.(a)	5,730	979,257
M.D.C Holdings, Inc.	3,493	186,247
M/I Homes, Inc.(a)	4,050	262,076
Meritage Homes Corp.(a)	5,780	627,592
Taylor Morrison Home Corp.(a)	12,402	332,622
Tempur Sealy International, Inc.	16,160	699,243
Toll Brothers, Inc.	6,000	355,620
TopBuild Corp.(a)	4,160	843,190
Tri Pointe Homes, Inc.(a)	17,220	415,346
Tupperware Brands Corp.(a)	7,390	154,377
Universal Electronics, Inc.(a)	870	40,664
		8,426,300
HOUSEHOLD PRODUCTS (0.2%)
Central Garden & Pet Co.(a)	410	19,799
Central Garden & Pet Co., Class A(a)	2,790	120,835
Energizer Holdings, Inc.	3,060	131,121
WD-40 Co.	1,322	321,233
		592,988
INDUSTRIAL CONGLOMERATES (0.0%)
Raven Industries, Inc.(a)	1,930	112,423
INSURANCE (4.3%)
Alleghany Corp.(a)	687	455,550
Ambac Financial Group, Inc.(a)	4,210	61,129
American Equity Investment Life Holding Co.	7,960	255,436
American Financial Group, Inc.	4,200	531,258
AMERISAFE, Inc.	960	54,912
Assured Guaranty Ltd.	6,120	292,597
Brighthouse Financial, Inc.(a)	18,160	781,969
Brown & Brown, Inc.	17,830	969,952
CNO Financial Group, Inc.	15,280	348,995
eHealth, Inc.(a)	5,060	263,171
Employers Holdings, Inc.	2,610	108,367
First American Financial Corp.	7,050	474,535
Genworth Financial, Inc., Class A(a)	92,490	308,917
Hanover Insurance Group, Inc. (The)	2,320	315,288
HCI Group, Inc.	5,210	523,501
Horace Mann Educators Corp.	3,660	145,705
James River Group Holdings Ltd.	1,860	67,667
Kemper Corp.	4,012	264,832
	Shares	Value
Kinsale Capital Group, Inc.	3,690	$659,200
Mercury General Corp.	3,310	201,347
Old Republic International Corp.	23,710	584,689
Palomar Holdings, Inc.(a)	6,420	522,781
Primerica, Inc.	3,200	467,904
ProAssurance Corp.	3,130	63,476
Reinsurance Group of America, Inc.	4,440	489,199
RenaissanceRe Holdings Ltd.	2,310	352,714
RLI Corp.	2,110	228,682
Safety Insurance Group, Inc.	1,170	89,645
Selective Insurance Group, Inc.	3,520	286,352
Selectquote, Inc.(a)	650	11,570
SiriusPoint Ltd.(a)	18,430	180,614
Stewart Information Services Corp.	3,800	224,238
Trupanion, Inc.(a)	7,710	886,804
United Fire Group, Inc.	2,900	72,268
United Insurance Holdings Corp.	10,170	44,545
Universal Insurance Holdings, Inc.	2,360	33,418
		11,623,227
INTERACTIVE MEDIA & SERVICES (0.2%)
QuinStreet, Inc.(a)	13,600	249,424
TripAdvisor, Inc.(a)	4,990	189,371
Yelp, Inc.(a)	3,900	145,860
		584,655
INTERNET & DIRECT MARKETING RETAIL (0.8%)
Liquidity Services, Inc.(a)	2,330	46,227
PetMed Express, Inc.	7,610	238,878
Shutterstock, Inc.	5,940	644,430
Stamps.com, Inc.(a)	3,730	1,218,815
		2,148,350
IT SERVICES (1.5%)
Alliance Data Systems Corp.	3,040	283,480
BM Technologies, Inc.(a)	695	6,971
Concentrix Corp.(a)	2,038	333,682
CSG Systems International, Inc.	2,300	104,328
EVERTEC, Inc.	7,690	336,053
ExlService Holdings, Inc.(a)	4,080	461,938
Genpact Ltd.	6,040	300,852
LiveRamp Holdings, Inc.(a)	3,200	128,032
MAXIMUS, Inc.	3,360	299,040
Perficient, Inc.(a)	5,850	551,596
Sabre Corp.(a)	17,510	206,443
Sykes Enterprises, Inc.(a)	2,690	144,345
TTEC Holdings, Inc.	5,240	547,580

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Unisys Corp.(a)	4,390	$98,117
WEX, Inc.(a)	2,062	391,223
		4,193,680
LEISURE PRODUCTS (1.4%)
Brunswick Corp.	3,880	405,072
Callaway Golf Co.(a)	5,630	178,358
Mattel, Inc.(a)	22,700	493,044
Polaris, Inc.	2,870	376,171
Sturm Ruger & Co., Inc.	980	72,873
Vista Outdoor, Inc.(a)	30,720	1,240,781
YETI Holdings, Inc.(a)	10,000	963,300
		3,729,599
LIFE SCIENCES TOOLS & SERVICES (2.1%)
Bio-Techne Corp.	2,694	1,299,155
ICON PLC(a)	2,075	504,756
Medpace Holdings, Inc.(a)	5,140	904,332
NeoGenomics, Inc.(a)	14,870	685,507
Repligen Corp.(a)	5,780	1,420,146
Syneos Health, Inc.(a)	10,350	928,084
		5,741,980
MACHINERY (4.3%)
AGCO Corp.	3,100	409,541
Alamo Group, Inc.	1,790	262,718
Albany International Corp., Class A	1,580	136,433
Astec Industries, Inc.	1,150	70,507
Barnes Group, Inc.	1,900	96,273
Chart Industries, Inc.(a)	5,990	931,145
CIRCOR International, Inc.(a)	1,050	32,382
Colfax Corp.(a)	6,030	276,656
Crane Co.	2,280	221,684
Donaldson Co., Inc.	6,480	428,911
Enerpac Tool Group Corp.	3,220	82,657
EnPro Industries, Inc.	720	67,046
ESCO Technologies, Inc.	1,050	99,089
Federal Signal Corp.	9,270	367,185
Flowserve Corp.	4,530	190,668
Franklin Electric Co., Inc.	4,100	335,216
Graco, Inc.	10,250	800,320
Greenbrier Cos., Inc. (The)	6,170	264,076
Hillenbrand, Inc.	3,930	178,029
ITT, Inc.	4,540	444,511
John Bean Technologies Corp.	1,555	227,932
Kennametal, Inc.	4,390	159,138
Lincoln Electric Holdings, Inc.	4,000	557,720
Lindsay Corp.	560	89,986
	Shares	Value
Lydall, Inc.(a)	1,340	$82,008
Meritor, Inc.(a)	3,720	90,508
Middleby Corp. (The)(a)	2,720	520,853
Mueller Industries, Inc.	3,700	160,580
Nordson Corp.	2,550	576,632
Oshkosh Corp.	3,890	465,050
Proto Labs, Inc.(a)	3,290	257,245
SPX Corp.(a)	2,280	151,985
SPX FLOW, Inc.	2,240	184,016
Standex International Corp.	370	34,040
Tennant Co.	900	71,208
Terex Corp.	4,010	192,159
Timken Co. (The)	6,740	535,830
Titan International, Inc.(a)	5,670	48,875
Toro Co. (The)	6,930	788,218
Trinity Industries, Inc.	6,380	172,962
Wabash National Corp.	5,900	86,376
Watts Water Technologies, Inc., Class A	1,300	195,988
Woodward, Inc.	2,640	320,918
		11,665,274
MARINE (0.2%)
Kirby Corp.(a)	3,350	193,998
Matson, Inc.	6,430	431,582
		625,580
MEDIA (1.1%)
AMC Networks, Inc., Class A(a)	2,930	146,617
Cable One, Inc.	374	706,108
EW Scripps Co. (The), Class A	7,790	148,633
Gannett Co., Inc.(a)	25,722	148,416
John Wiley & Sons, Inc., Class A	2,580	151,652
Meredith Corp.(a)	2,540	110,846
New York Times Co. (The), Class A	9,480	415,035
Scholastic Corp.	3,910	131,415
TechTarget, Inc.(a)	10,170	743,224
TEGNA, Inc.	13,450	238,334
		2,940,280
METALS & MINING (1.9%)
Allegheny Technologies, Inc.(a)	8,380	172,041
Arconic Corp.(a)	5,220	187,607
Carpenter Technology Corp.	4,900	186,935
Century Aluminum Co.(a)	4,040	58,822
Cleveland-Cliffs, Inc.(a)	37,818	945,450
Commercial Metals Co.	12,530	410,984
Compass Minerals International, Inc.	1,620	111,067
Haynes International, Inc.	1,410	53,199

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Kaiser Aluminum Corp.	480	$58,406
Materion Corp.	900	64,224
Olympic Steel, Inc.	9,700	292,164
Reliance Steel & Aluminum Co.	3,370	529,596
Royal Gold, Inc.	2,970	360,914
Steel Dynamics, Inc.	11,640	750,198
SunCoke Energy, Inc.	31,620	244,423
TimkenSteel Corp.(a)	13,065	174,157
United States Steel Corp.	16,280	431,095
Warrior Met Coal, Inc.	5,470	102,125
Worthington Industries, Inc.	1,960	125,381
		5,258,788
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (0.4%)
Apollo Commercial Real Estate Finance, Inc.	13,240	201,513
Armour Residential REIT, Inc.	3,580	37,232
Capstead Mortgage Corp.	12,460	79,370
Granite Point Mortgage Trust, Inc.	6,490	91,574
Invesco Mortgage Capital, Inc.	14,479	49,808
KKR Real Estate Finance Trust, Inc.	1,220	25,998
New York Mortgage Trust, Inc.	22,570	98,631
Pennymac Mortgage Investment Trust	9,370	184,776
Ready Capital Corp.	7,140	107,957
Redwood Trust, Inc.	11,370	134,962
		1,011,821
MULTILINE RETAIL (1.0%)
Big Lots, Inc.	16,200	933,282
Kohl's Corp.	11,210	569,468
Macy's, Inc.(a)	18,660	317,220
Nordstrom, Inc.(a)	5,790	191,649
Ollie's Bargain Outlet Holdings, Inc.(a)	7,380	687,078
		2,698,697
MULTI-UTILITIES (0.3%)
Avista Corp.	3,820	163,611
Black Hills Corp.	3,170	214,450
MDU Resources Group, Inc.	11,290	358,119
NorthWestern Corp.	2,150	133,278
Unitil Corp.	430	22,756
		892,214
OIL, GAS & CONSUMABLE FUELS (2.6%)
Antero Midstream Corp.	47,910	455,145
Bonanza Creek Energy, Inc.	21,670	833,645
Callon Petroleum Co.(a)	5,015	197,390
Cimarex Energy Co.	4,830	314,916
CNX Resources Corp.(a)	25,020	302,742
	Shares	Value
CONSOL Energy, Inc.(a)	24,347	$511,530
Dorian LPG Ltd.(a)	1,410	17,061
EQT Corp.(a)	13,940	256,357
Equitrans Midstream Corp.	18,840	154,865
Green Plains, Inc.(a)	10,020	354,307
HollyFrontier Corp.	11,410	335,454
Laredo Petroleum, Inc.(a)	457	25,162
Matador Resources Co.	5,740	177,366
Murphy Oil Corp.	8,150	176,937
Par Pacific Holdings, Inc.(a)	4,610	75,512
PBF Energy, Inc., Class A(a)	11,450	104,997
PDC Energy, Inc.	4,998	197,671
Penn Virginia Corp.(a)	4,830	89,307
Range Resources Corp.(a)	14,540	221,444
Renewable Energy Group, Inc.(a)	14,060	861,175
REX American Resources Corp.(a)	150	12,300
SM Energy Co.	13,340	249,458
Southwestern Energy Co.(a)	45,040	212,138
Talos Energy, Inc.(a)	11,910	137,441
Targa Resources Corp.	10,270	432,470
World Fuel Services Corp.	8,600	296,356
		7,003,146
PAPER & FOREST PRODUCTS (0.4%)
Clearwater Paper Corp.(a)	4,330	127,692
Domtar Corp.(a)	7,520	412,923
Glatfelter Corp.	4,190	63,814
Louisiana-Pacific Corp.	5,850	324,324
Mercer International, Inc.	7,110	82,689
		1,011,442
PERSONAL PRODUCTS (0.6%)
Coty, Inc., Class A(a)	7,880	68,792
Edgewell Personal Care Co.	3,960	162,677
elf Beauty, Inc.(a)	1,090	30,095
Inter Parfums, Inc.	1,240	95,319
Medifast, Inc.	3,840	1,096,358
Nu Skin Enterprises, Inc., Class A	2,800	150,332
USANA Health Sciences, Inc.(a)	580	55,257
		1,658,830
PHARMACEUTICALS (1.3%)
Amphastar Pharmaceuticals, Inc.(a)	3,210	67,250
ANI Pharmaceuticals, Inc.(a)	800	27,144
Collegium Pharmaceutical, Inc.(a)	20,060	499,293
Corcept Therapeutics, Inc.(a)	28,980	601,915
ENDO International PLC(a)	15,320	77,519
Innoviva, Inc.(a)	26,830	380,449

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Jazz Pharmaceuticals PLC(a)	3,870	$656,042
Nektar Therapeutics(a)	9,540	150,637
Pacira BioSciences, Inc.(a)	8,420	496,359
Phibro Animal Health Corp., Class A	1,400	33,138
Prestige Consumer Healthcare, Inc.(a)	3,020	158,701
Supernus Pharmaceuticals, Inc.(a)	15,730	414,171
		3,562,618
PROFESSIONAL SERVICES (1.6%)
ASGN, Inc.(a)	5,650	571,384
CACI International, Inc., Class A(a)	1,127	300,864
Exponent, Inc.	5,080	544,017
Forrester Research, Inc.(a)	2,810	131,649
FTI Consulting, Inc.(a)	3,500	509,950
Heidrick & Struggles International, Inc.	1,020	43,564
Insperity, Inc.	3,940	390,257
KBR, Inc.	8,910	344,817
Kelly Services, Inc., Class A(a)	9,060	198,595
Korn Ferry	3,190	219,281
ManpowerGroup, Inc.	3,850	456,533
ManTech International Corp., Class A	1,450	126,817
Resources Connection, Inc.	3,160	48,948
Science Applications International Corp.	2,904	253,519
TrueBlue, Inc.(a)	5,940	161,509
		4,301,704
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.7%)
Jones Lang LaSalle, Inc.(a)	3,018	671,716
Marcus & Millichap, Inc.(a)	1,590	63,266
RE/MAX Holdings, Inc., Class A	930	31,899
Realogy Holdings Corp.(a)	14,770	261,725
St Joe Co. (The)	18,000	814,860
		1,843,466
ROAD & RAIL (1.1%)
ArcBest Corp.	4,040	238,804
Avis Budget Group, Inc.(a)	2,590	214,374
Heartland Express, Inc.	2,983	50,801
Knight-Swift Transportation Holdings, Inc.	13,420	666,840
Landstar System, Inc.	2,090	328,130
Marten Transport Ltd.	8,959	141,731
Ryder System, Inc.	4,290	326,684
Saia, Inc.(a)	3,660	827,160
Werner Enterprises, Inc.	2,690	122,960
		2,917,484
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.9%)
Amkor Technology, Inc.	3,320	81,805
	Shares	Value
Axcelis Technologies, Inc.(a)	1,780	$68,619
Brooks Automation, Inc.	10,310	917,693
CEVA, Inc.(a)	6,660	330,602
Cirrus Logic, Inc.(a)	2,780	229,600
CMC Materials, Inc.	3,410	493,222
Cohu, Inc.(a)	7,410	262,388
Cree, Inc.(a)	5,620	521,311
Diodes, Inc.(a)	5,340	437,880
DSP Group, Inc.(a)	1,130	18,137
First Solar, Inc.(a)	8,010	689,180
FormFactor, Inc.(a)	12,420	462,769
Ichor Holdings Ltd.(a)	1,410	72,714
Kulicke & Soffa Industries, Inc.	3,370	183,193
Lattice Semiconductor Corp.(a)	11,450	649,788
MaxLinear, Inc.(a)	3,630	175,075
MKS Instruments, Inc.	3,430	536,589
Onto Innovation, Inc.(a)	7,359	515,719
PDF Solutions, Inc.(a)	1,280	23,949
Photronics, Inc.(a)	7,750	103,618
Power Integrations, Inc.	6,410	621,706
Rambus, Inc.(a)	8,140	192,592
Semtech Corp.(a)	2,950	182,635
Silicon Laboratories, Inc.(a)	1,990	296,490
SMART Global Holdings, Inc.(a)	700	32,788
SolarEdge Technologies, Inc.(a)	4,650	1,206,582
Synaptics, Inc.(a)	1,750	265,860
Ultra Clean Holdings, Inc.(a)	9,210	497,432
Universal Display Corp.	2,610	612,019
Veeco Instruments, Inc.(a)	3,679	85,353
		10,767,308
SOFTWARE (4.1%)
8x8, Inc.(a)	12,850	328,446
ACI Worldwide, Inc.(a)	6,600	226,380
Agilysys, Inc.(a)	6,310	350,584
Alarm.com Holdings, Inc.(a)	9,590	798,080
Aspen Technology, Inc.(a)	3,160	462,182
Blackbaud, Inc.(a)	2,530	180,465
Bottomline Technologies DE, Inc.(a)	2,240	90,406
CDK Global, Inc.	6,580	315,774
Ceridian HCM Holding, Inc.(a)	6,370	626,808
CommVault Systems, Inc.(a)	2,410	182,172
Ebix, Inc.	8,770	265,029
Envestnet, Inc.(a)	2,180	164,001
Fair Isaac Corp.(a)	1,908	999,620
InterDigital, Inc.	1,570	103,447
J2 Global, Inc.(a)	2,200	310,794

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
LivePerson, Inc.(a)	8,450	$538,180
Manhattan Associates, Inc.(a)	3,170	506,027
MicroStrategy, Inc., Class A(a)	1,619	1,013,510
OneSpan, Inc.(a)	7,010	172,937
Paylocity Holding Corp.(a)	4,290	890,003
Progress Software Corp.	2,750	125,373
Qualys, Inc.(a)	3,910	397,100
Sailpoint Technologies Holdings, Inc.(a)	11,930	596,381
SPS Commerce, Inc.(a)	6,670	726,696
Teradata Corp.(a)	6,010	298,457
Vonage Holdings Corp.(a)	27,810	396,571
Xperi Holding Corp.	6,239	129,584
		11,195,007
SPECIALTY RETAIL (5.4%)
Aaron's Co., Inc. (The)	10,815	312,229
Abercrombie & Fitch Co., Class A(a)	6,950	262,779
American Eagle Outfitters, Inc.	9,070	312,643
America's Car-Mart, Inc.(a)	370	58,830
Asbury Automotive Group, Inc.(a)	1,580	324,627
AutoNation, Inc.(a)	4,840	587,237
Barnes & Noble Education, Inc.(a)	18,970	158,399
Bed Bath & Beyond, Inc.(a)	9,720	277,409
Boot Barn Holdings, Inc.(a)	1,650	142,593
Buckle, Inc. (The)	2,025	85,212
Caleres, Inc.	2,455	60,737
Cato Corp. (The), Class A	8,760	144,540
Chico's FAS, Inc.(a)	45,470	281,005
Children's Place, Inc. (The)(a)	750	63,248
Conn's, Inc.(a)	11,900	264,656
Designer Brands, Inc., Class A(a)	4,540	66,148
Dick's Sporting Goods, Inc.	4,860	506,120
Five Below, Inc.(a)	4,410	857,392
Foot Locker, Inc.	7,660	437,080
Genesco, Inc.(a)	3,150	180,967
Group 1 Automotive, Inc.	1,730	300,570
Guess?, Inc.	2,710	60,487
Haverty Furniture Cos., Inc.	1,520	54,705
Hibbett Sports, Inc.	11,390	1,009,837
Lithia Motors, Inc., Class A	2,980	1,124,116
Lumber Liquidators Holdings, Inc.(a)	16,350	311,958
MarineMax, Inc.(a)	21,590	1,161,326
Monro, Inc.	1,615	93,670
ODP Corp. (The)(a)	6,668	315,596
Rent-A-Center, Inc.	11,600	663,752
RH(a)	2,120	1,407,850
Sally Beauty Holdings, Inc.(a)	7,810	147,765
	Shares	Value
Shoe Carnival, Inc.	4,160	$140,192
Signet Jewelers Ltd.	5,300	341,002
Sleep Number Corp.(a)	7,110	705,383
Sonic Automotive, Inc., Class A	3,120	170,196
Urban Outfitters, Inc.(a)	5,610	208,580
Williams-Sonoma, Inc.	6,920	1,049,764
Zumiez, Inc.(a)	1,460	63,729
		14,714,329
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.3%)
3D Systems Corp.(a)	6,800	187,272
Diebold Nixdorf, Inc.(a)	5,640	58,713
NCR Corp.(a)	8,190	363,636
Xerox Holdings Corp.	13,010	313,931
		923,552
TEXTILES, APPAREL & LUXURY GOODS (1.7%)
Capri Holdings Ltd.(a)	7,670	431,898
Carter's, Inc.	2,050	200,367
Columbia Sportswear Co.	1,530	152,419
Crocs, Inc.(a)	9,930	1,348,593
Deckers Outdoor Corp.(a)	2,510	1,031,233
Fossil Group, Inc.(a)	3,240	40,889
G-III Apparel Group Ltd.(a)	8,900	265,754
Kontoor Brands, Inc.	2,560	141,773
Movado Group, Inc.	1,370	41,196
Oxford Industries, Inc.	770	66,936
Skechers USA, Inc., Class A(a)	7,250	389,180
Steven Madden Ltd.	4,605	201,837
Unifi, Inc.(a)	4,610	108,750
Vera Bradley, Inc.(a)	8,990	98,980
Wolverine World Wide, Inc.	4,650	155,961
		4,675,766
THRIFTS & MORTGAGE FINANCE (1.5%)
Axos Financial, Inc.(a)	11,350	543,097
Essent Group Ltd.	5,410	244,370
Flagstar Bancorp, Inc.	2,380	108,909
HomeStreet, Inc.	1,670	62,976
Meta Financial Group, Inc.	2,360	117,292
MGIC Investment Corp.	16,020	221,717
Mr. Cooper Group, Inc.(a)	34,190	1,271,184
New York Community Bancorp, Inc.	27,620	325,363
NMI Holdings, Inc., Class A(a)	13,830	304,537
Northfield Bancorp, Inc.	4,990	82,085
Northwest Bancshares, Inc.	3,460	46,053
Provident Financial Services, Inc.	3,730	80,568

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
TrustCo Bank Corp. NY	800	$26,904
Walker & Dunlop, Inc.	4,390	454,277
Washington Federal, Inc.	4,240	136,825
WSFS Financial Corp.	3,010	131,778
		4,157,935
TRADING COMPANIES & DISTRIBUTORS (0.9%)
Applied Industrial Technologies, Inc.	1,780	159,666
Boise Cascade Co.	4,070	208,180
DXP Enterprises, Inc.(a)	4,140	135,171
GATX Corp.	2,060	190,035
GMS, Inc.(a)	4,540	223,050
MSC Industrial Direct Co., Inc., Class A	2,210	197,066
NOW, Inc.(a)	19,230	189,800
Univar Solutions, Inc.(a)	11,350	278,529
Veritiv Corp.(a)	8,420	515,978
Watsco, Inc.	1,560	440,606
		2,538,081
WATER UTILITIES (0.3%)
American States Water Co.	1,950	172,224
California Water Service Group	2,710	169,863
Essential Utilities, Inc.	10,912	535,997
		878,084
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Shenandoah Telecommunications Co.	2,630	138,838
Spok Holdings, Inc.	8,180	67,403
Telephone and Data Systems, Inc.	12,770	285,409
		491,650
TOTAL COMMON STOCKS (COST $193,431,409)		270,967,198
	Shares	Value
RIGHT (0.0%)
BIOTECHNOLOGY (0.0%)
Progenics Pharmaceuticals, Inc.(a)(b)	7,180	$—
TOTAL RIGHT (COST $—)		—

	Number of Warrants	Value
WARRANTS (0.0%)
Nabors Industries Ltd., Exp. 6/11/2026, Strike $166.67(a)	327	$2,126
TOTAL WARRANTS (COST $—)		2,126

	Shares	Value
MONEY MARKET FUND (1.1%)
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(c)	3,022,856	$3,022,856
TOTAL MONEY MARKET FUND (COST $3,022,856)		3,022,856
TOTAL INVESTMENTS (COST $196,454,265) 100.3%		273,992,180
LIABILITIES IN EXCESS OF OTHER ASSETS (0.3)%		(921,187)
NET ASSETS 100.0%		$273,070,993
Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Security is a Level 3 investment.
(c)	7-day current yield as of July 31, 2021 is disclosed.

PLC — Public Limited Company
REIT — Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS — July 31, 2021 (Unaudited)

Portfolio Valuation: Steward Funds, Inc. (individually a ‘‘Fund’’ and, collectively, the ‘‘Funds’’) consists of six Funds — Steward Large Cap Enhanced Fund, Steward Mid-Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund, Steward Global Equity Income Fund and Steward Covered Call Income Fund. Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Equity securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on The NASDAQ Stock Market LLC (‘‘NASDAQ’’) use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities including corporate bonds and U.S government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued at the bid price as obtained from a Fund's designated pricing service. Factors considered by pricing services include market characteristics such as benchmark yield curves, options adjusted spreads, credit spreads and fundamental analytical data related to the issuer. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. Written options are valued at the last sale price, if any, and are otherwise at the most recent bid for long options and the most recent ask for short options. All other securities and securities for which prices are not available or with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Funds' Board of Directors.
Accounting principals generally accepted in the United States of America (‘‘GAAP’’) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 — Quoted prices in active markets for identical securities and net asset values for money market funds.
Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
Pursuant to these valuation policies, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy.

The following table presents a summary of inputs used to value the Funds’ investments as of July 31, 2021:
	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Covered Call Income Fund
Security Type
Common Stocks*	$37,794,308	$—	$—	$37,794,308
Money Market Fund	407,650	—	—	407,650
Total Investment Securities	$38,201,958	$ —	$ —	$38,201,958
Other Financial Instruments:^
Written Call Options	$(918,704)	$—	$—	$(918,704)
Total Investments	$37,283,254	$ —	$ —	$37,283,254
Steward Global Equity Income Fund
Security Type
Common Stocks*	$357,376,535	$—	$—	$357,376,535
Money Market Fund	5,260,125	—	—	5,260,125
Total Investments	$362,636,660	$ —	$ —	$362,636,660
Steward International Enhanced Index Fund
Security Type
Common Stocks*	$177,331,249	$—	$—	$177,331,249
Master Limited Partnerships*	667,888	—	—	667,888
Preferred Stocks*	3,216,366	—	—	3,216,366
Money Market Fund	1,942,353	—	—	1,942,353
Total Investments	$183,157,856	$ —	$ —	$183,157,856
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$409,319,453	$—	$—	$409,319,453
Money Market Fund	3,992,415	—	—	3,992,415
Total Investments	$413,311,868	$ —	$ —	$413,311,868
Steward Select Bond Fund
Security Type
Corporate Bonds*	$—	$127,529,422	$—	$127,529,422
Municipal Bonds	—	2,295,301	—	2,295,301
U.S. Government Agencies	—	21,853,385	—	21,853,385
U.S. Government Agency Mortgage-Backed Obligations	—	10,211,173	—	10,211,173
U.S. Treasury Obligations	—	17,241,830	—	17,241,830
Money Market Fund	11,892,606	—	—	11,892,606
Total Investments	$11,892,606	$179,131,111	$ —	$191,023,717
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$270,967,198	$—	$—	$270,967,198
Right*	—	—	—**	—
Warrants	2,126	—	—	2,126
Money Market Fund	3,022,856	—	—	3,022,856
Total Investments	$273,992,180	$ —	$ —	$273,992,180

*	Please refer to the Schedule of Portfolio Investments to view common stocks, corporate bonds, and preferred stocks segregated by industry type.
**	Level 3 security has zero value.
^	Other Financial Instruments would include any derivative instruments, such as written options contracts. These investments are generally recorded in the financial statements at fair value.

Securities Transactions and Investment Income: Portfolio security transactions are recorded on the trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Funds' investment adviser. The treatment of such interest income may be different for federal income tax purposes. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.
Written Options Contracts: Steward Covered Call Income Fund may write (sell) covered call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the underlying instrument.
For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.